UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation

300 E. Lombard St., Suite 1400

Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedules of Investments.

Ohio National Fund, Inc.			Equity Portfolio

Schedule of Investments		September 30, 2014 (Unaudited)

Common Stocks - 44.3%		Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	16,370	$5,278,343
Expedia, Inc. (Internet & Catalog Retail)		50,030	4,383,629
Target Corp. (Multiline Retail)		77,440	4,853,939
Lowe's Cos., Inc. (Specialty Retail)		67,170	3,554,636
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		20,000	3,294,600
			21,365,147
CONSUMER STAPLES - 1.5%
Dr Pepper Snapple Group, Inc. (Beverages)		58,240	3,745,414
Colgate-Palmolive Co. (Household Products)		57,190	3,729,932
			7,475,346
ENERGY - 5.4%
Halliburton Co. (Energy Equip. & Svs.)		72,660	4,687,297
Apache Corp. (Oil, Gas & Consumable Fuels)		66,480	6,240,478
Chevron Corp. (Oil, Gas & Consumable Fuels)		43,830	5,229,796
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		149,720	5,668,399
Phillips 66 (Oil, Gas & Consumable Fuels)		48,040	3,906,132
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	54,230	1,895,338
			27,627,440
FINANCIALS - 10.8%
Citigroup, Inc. (Banks)		182,130	9,437,977
Citizens Financial Group, Inc. (Banks)	(a)	123,000	2,880,660
JPMorgan Chase & Co. (Banks)		124,520	7,501,085
Wells Fargo & Co. (Banks)		115,920	6,012,770
E*TRADE Financial Corp. (Capital Markets)	(a)	162,240	3,665,002
KKR & Co. LP (Capital Markets)		153,780	3,429,294
Capital One Financial Corp. (Consumer Finance)		57,670	4,707,025
American International Group, Inc. (Insurance)		104,530	5,646,711
Genworth Financial, Inc. Class A (Insurance)	(a)	369,780	4,844,118
Hartford Financial Services Group, Inc. / The (Insurance)		99,840	3,719,040
American Homes 4 Rent (Real Estate Investment Trusts)		211,850	3,578,146
			55,421,828
HEALTH CARE - 6.6%
Amgen, Inc. (Biotechnology)		58,300	8,188,818
Celgene Corp. (Biotechnology)	(a)	40,710	3,858,494
Medtronic, Inc. (Health Care Equip. & Supplies)		95,790	5,934,190
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	57,780	4,081,001
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		65,930	5,686,462
Merck & Co., Inc. (Pharmaceuticals)		98,830	5,858,642
			33,607,607
INDUSTRIALS - 4.1%
Boeing Co. / The (Aerospace & Defense)		26,810	3,415,058
United Continental Holdings, Inc. (Airlines)	(a)	113,630	5,316,748
PACCAR, Inc. (Machinery)		57,795	3,287,091
Parker-Hannifin Corp. (Machinery)		33,070	3,774,940
Norfolk Southern Corp. (Road & Rail)		45,500	5,077,800
			20,871,637
INFORMATION TECHNOLOGY - 9.1%
Cisco Systems, Inc. (Communications Equip.)		243,160	6,120,337
Yahoo!, Inc. (Internet Software & Svs.)	(a)	125,350	5,108,013
Teradata Corp. (IT Svs.)	(a)	98,978	4,149,158
Broadcom Corp. Class A (Semiconductors & Equip.)		115,740	4,678,211
NXP Semiconductor NV (Semiconductors & Equip.)	(a)	65,600	4,489,008
Microsoft Corp. (Software)		205,180	9,512,145
Apple, Inc. (Tech. Hardware, Storage & Periph.)		56,945	5,737,209
EMC Corp. (Tech. Hardware, Storage & Periph.)		240,220	7,028,837
			46,822,918
MATERIALS - 1.1%
LyondellBasell Industries NV Class A (Chemicals)		53,270	5,788,318
UTILITIES - 1.5%
AES Corp. (Ind. Power & Renewable Elec.)		182,160	2,583,029
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	247,340	5,367,278
			7,950,307
Total Common Stocks (Cost $169,287,350)			$226,930,548

Money Market Funds - 0.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		719,000	$719,000
Total Money Market Funds (Cost $719,000)			$719,000

Total Investments - 44.4% (Cost $170,006,350)	(b)		$227,649,548
Other Assets in Excess of Liabilties - 55.6%			284,973,564
Net Assets - 100.0%			$512,623,112

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Money Market Portfolio

Schedule of Investments			September 30, 2014 (Unaudited)

Commercial Paper - 58.0%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER STAPLES - 11.0%
Coca-Cola Co. / The (Beverages)	(a)	0.090%	10/07/2014	$5,000,000	$4,999,925
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.060%	10/06/2014	2,000,000	1,999,983
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.060%	10/30/2014	8,000,000	7,999,613
Nestle Capital Corp. (Food Products)	(a)	0.070%	10/08/2014	10,000,000	9,999,864
					24,999,385
ENERGY - 4.4%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.070%	10/28/2014	10,000,000	9,999,475
FINANCIALS - 18.4%
U.S. Bank (Commercial Banks)		0.050%	10/01/2014	11,000,000	11,000,000
American Honda Finance Corp. (Consumer Finance)		0.070%	10/23/2014	10,000,000	9,999,572
Toyota Motor Credit Corp. (Consumer Finance)		0.090%	10/16/2014	10,000,000	9,999,625
Prudential Funding LLC (Insurance)		0.040%	10/01/2014	11,000,000	11,000,000
					41,999,197
HEALTH CARE - 8.8%
Johnson & Johnson (Pharmaceuticals)	(a)	0.040%	10/02/2014	10,000,000	9,999,989
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.080%	10/14/2014	10,000,000	9,999,711
					19,999,700
INFORMATION TECHNOLOGY - 8.8%
International Business Machines Corp. (IT Services)	(a)	0.080%	10/01/2014	10,000,000	10,000,000
Microsoft Corp. (Software)	(a)	0.070%	11/12/2014	10,000,000	9,999,183
					19,999,183
MATERIALS - 6.6%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.070%	10/16/2014	10,000,000	9,999,708
Praxair, Inc. (Chemicals)		0.060%	10/09/2014	5,000,000	4,999,933
					14,999,641
Total Commercial Paper (Cost $131,996,581)					$131,996,581

Money Market Funds - 13.2%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				10,000,000	$10,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				10,000,000	10,000,000
First American Prime Obligations Fund - Class Z				10,000,000	10,000,000
Total Money Market Funds (Cost $30,000,000)					$30,000,000

Total Investments - 71.2% (Cost $161,996,581)	(c)				$161,996,581
Other Assets in Excess of Liabilities - 28.8%					65,667,519
Net Assets - 100.0%					$227,664,100

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $84,997,451, or 37.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Rate presented is the effective yield at the time of purchase.

(c) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Corporate Bonds - 97.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 11.3%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$995,979
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	206,000	191,036
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	567,716
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	625,000	613,195
Mattel, Inc. (Leisure Products)		2.350%	05/06/2019	1,000,000	995,975
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,360,224
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	761,512
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,075,362
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	273,542
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,109,144
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	421,040
Time Warner, Inc. (Media)		2.100%	06/01/2019	1,400,000	1,377,783
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	868,034
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,301,626
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	425,000	467,491
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,487,382
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	925,000	900,358
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	900,000	883,227
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,058,285
					16,708,911
CONSUMER STAPLES - 4.7%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	750,000	835,830
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.000%	01/17/2043	750,000	692,643
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	301,000	334,693
CVS Health Corp. (Food & Staples Retailing)		4.000%	12/05/2023	1,000,000	1,043,552
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,656,672
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,082,319
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,351,938
					6,997,647
ENERGY - 12.3%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,688,932
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,091,237
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,069,825
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	500,000	505,000
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	500,000	497,344
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	1,000,000	1,016,970
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,012,124
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,083,568
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	961,463
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	1,250,000	1,263,659
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,008,651
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,031,350
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,382,655
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	956,233
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,380,672
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,353,603
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.750%	06/24/2044	1,000,000	986,000
					18,289,286
FINANCIALS - 28.7%
Bank of America Corp. (Banks)		5.650%	05/01/2018	1,000,000	1,113,387
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	495,621
BB&T Corp. (Banks)		5.200%	12/23/2015	1,000,000	1,052,199
Citigroup, Inc. (Banks)		6.125%	05/15/2018	1,250,000	1,416,700
Comerica Bank (Banks)		5.750%	11/21/2016	1,500,000	1,644,343
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,892,054
KeyCorp (Banks)		5.100%	03/24/2021	500,000	557,814
PNC Funding Corp. (Banks)		5.250%	11/15/2015	1,500,000	1,575,189
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,407,010
Wells Fargo & Co. (Banks)		4.600%	04/01/2021	1,250,000	1,371,926
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	05/15/2019	500,000	497,425
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,410,344
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,679,880
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,250,931
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,053,802
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,378,266
Ally Financial, Inc. (Consumer Finance)		5.125%	09/30/2024	1,000,000	982,500
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	922,302
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	841,185
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	901,454
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,131,279
Moody's Corp. (Diversified Financial Svs.)		5.250%	07/15/2044	1,000,000	1,048,946
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,438,295
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	578,104
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,639,063
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	798,630
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,403,471
Metropolitan Life Global Funding I (Insurance)	(a)	2.300%	04/10/2019	1,500,000	1,495,332
New York Life Global Funding (Insurance)	(a)	2.150%	06/18/2019	1,000,000	999,186
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,677,507
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	891,113
Camden Property Trust (Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	523,328
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,372,337
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,400,594
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,117,558
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,516,282
					42,475,357
HEALTH CARE - 5.9%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,063,515
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,272,074
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	561,352
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	554,514
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	1,400,000	1,382,216
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	430,669
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,006,254
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	1,425,000	1,365,255
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,127,772
					8,763,621
INDUSTRIALS - 11.0%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	874,215
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,030,775
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,371,121
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,538,322
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,063,457
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	570,091
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,348,193
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,092,018
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,377,174
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	520,161
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	902,996
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,654,794
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	598,435
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,038,355
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,355,326
					16,335,433
INFORMATION TECHNOLOGY - 0.7%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,000,000	1,075,000
MATERIALS - 6.2%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,352,470
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,009,693
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,037,578
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	715,403
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	500,000	501,762
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,222,898
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,322,852
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,013,588
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	943,074
					9,119,318
TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,049,907
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	496,094
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,363,049
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	372,639
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	668,680
					3,950,369
UTILITIES - 14.2%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,106,219
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,638,224
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,009,256
Duke Energy Florida, Inc. (Electric Utilities)		4.550%	04/01/2020	500,000	551,479
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	499,605
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,667,289
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,019,417
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	447,487	546,620
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,683,951
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,591,659
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	498,424
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,110,274
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,122,293
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,326,704
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,361,040
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,137,270
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,077,718
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	736,470
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,395,584
					21,079,496
Total Corporate Bonds (Cost $137,941,893)					$144,794,438

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,429,000	$2,429,000
Total Money Market Funds (Cost $2,429,000)			$2,429,000

Total Investments - 99.3% (Cost $140,370,893)	(c)		$147,223,438
Other Assets in Excess of Liabilities - 0.7%			950,639
Net Assets - 100.0%			$148,174,077

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $3,368,733, or 2.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.			Omni Portfolio

Schedule of Investments		September 30, 2014 (Unaudited)

Common Stocks - 75.6%		Shares	Value
CONSUMER DISCRETIONARY - 13.8%
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	9,063	$206,455
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	891	144,983
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,272	489,333
Jarden Corp. (Household Durables)	(a)	9,311	559,684
Whirlpool Corp. (Household Durables)		3,364	489,967
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	1,352	435,939
CBS Corp. Class B (Media)		10,386	555,651
Comcast Corp. Class A (Media)		9,968	536,079
Time Warner, Inc. (Media)		7,406	557,005
Walt Disney Co. / The (Media)		6,131	545,843
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,249	535,208
			5,056,147
CONSUMER STAPLES - 2.8%
Molson Coors Brewing Co. Class B (Beverages)		6,493	483,339
Procter & Gamble Co. / The (Household Products)		6,644	556,369
			1,039,708
ENERGY - 5.4%
Halliburton Co. (Energy Equip. & Svs.)		7,782	502,017
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,973	475,419
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,461	484,743
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	6,612	512,761
			1,974,940
FINANCIALS - 11.7%
Bank of America Corp. (Banks)		25,931	442,124
Citigroup, Inc. (Banks)		9,691	502,188
JPMorgan Chase & Co. (Banks)		8,447	508,847
PNC Financial Services Group, Inc. / The (Banks)		6,628	567,224
Capital One Financial Corp. (Consumer Finance)		6,897	562,933
Hartford Financial Services Group, Inc. / The (Insurance)		15,511	577,785
Lincoln National Corp. (Insurance)		10,560	565,805
Prudential Financial, Inc. (Insurance)		6,213	546,371
			4,273,277
HEALTH CARE - 19.7%
Celgene Corp. (Biotechnology)	(a)	6,010	569,628
Clovis Oncology, Inc. (Biotechnology)	(a)	12,766	579,066
Gilead Sciences, Inc. (Biotechnology)	(a)	2,369	252,180
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	2,491	589,595
Pharmacyclics, Inc. (Biotechnology)	(a)	4,569	536,538
Medtronic, Inc. (Health Care Equip. & Supplies)		8,664	536,735
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		8,363	502,867
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	7,689	542,228
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,638	564,445
Actavis plc (Pharmaceuticals)	(a)	2,382	574,729
Allergan, Inc. (Pharmaceuticals)		3,307	589,274
Mylan, Inc. (Pharmaceuticals)	(a)	14,675	667,566
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5,403	708,874
			7,213,725
INDUSTRIALS - 6.1%
Precision Castparts Corp. (Aerospace & Defense)		1,738	411,697
Raytheon Co. (Aerospace & Defense)		5,517	560,637
FedEx Corp. (Air Freight & Logistics)		2,889	466,429
American Airlines Group, Inc. (Airlines)		10,769	382,084
Union Pacific Corp. (Road & Rail)		3,854	417,851
			2,238,698
INFORMATION TECHNOLOGY - 16.1%
Cisco Systems, Inc. (Communications Equip.)		22,903	576,468
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	7,131	563,634
Google, Inc. Class A (Internet Software & Svs.)	(a)	576	338,924
Google, Inc. Class C (Internet Software & Svs.)	(a)	588	339,488
Yahoo!, Inc. (Internet Software & Svs.)	(a)	6,984	284,598
Altera Corp. (Semiconductors & Equip.)		12,974	464,210
Avago Technologies Ltd. (Semiconductors & Equip.)		3,052	265,524
Intel Corp. (Semiconductors & Equip.)		16,272	566,591
Adobe Systems, Inc. (Software)	(a)	7,844	542,726
Microsoft Corp. (Software)		10,745	498,138
Oracle Corp. (Software)		13,633	521,871
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4,139	417,004
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		14,976	531,199
			5,910,375
Total Common Stocks (Cost $25,566,086)			$27,706,870

Corporate Bonds - 20.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$11,000	$10,201
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	75,000	73,583
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	85,128
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	74,602
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	74,301
Time Warner, Inc. (Media)		2.100%	06/01/2019	100,000	98,413
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	77,420
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	70,381
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	78,098
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	42,000	46,199
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	75,000	73,002
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	100,000	98,136
					859,464
CONSUMER STAPLES - 1.3%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	150,000	167,166
CVS Health Corp. (Food & Staples Retailing)		5.750%	06/01/2017	45,000	50,037
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	165,667
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	111,687
					494,557
ENERGY - 2.1%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	168,893
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	109,124
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	107,632
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	75,909
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	174,147
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	75,000	75,820
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	71,242
					782,767
FINANCIALS - 5.7%
Bank of America Corp. (Banks)		5.750%	08/15/2016	75,000	81,050
BB&T Corp. (Banks)		5.200%	12/23/2015	100,000	105,220
Citigroup, Inc. (Banks)		5.850%	08/02/2016	75,000	81,178
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	98,785
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	98,621
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	166,940
PNC Funding Corp. (Banks)		5.250%	11/15/2015	75,000	78,759
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	100,501
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	76,755
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	113,150
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	75,056
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	77,836
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	74,781
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	168,237
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	100,162
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	105,433
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	75,700
Allstate Corp. / The (Insurance)		3.150%	06/15/2023	75,000	74,889
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	100,248
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	72,252
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	73,716
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	77,099
					2,076,368
HEALTH CARE - 1.4%
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	100,000	98,730
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	76,000
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	166,849
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	75,000	71,856
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	75,000	81,971
					495,406
INDUSTRIALS - 1.4%
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	80,964
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	85,514
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	100,333
ERAC U.S.A. Finance LLC (Road & Rail)	(b)(c)	6.375%	10/15/2017	150,000	170,773
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	74,804
					512,388
INFORMATION TECHNOLOGY - 1.3%
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		3.125%	09/15/2021	100,000	99,942
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	161,250
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	100,000	99,239
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	100,987
					461,418
MATERIALS - 1.3%
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	73,842
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	96,605
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	79,489
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	73,374
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	69,624
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	70,731
					463,665
TELECOMMUNICATION SERVICES - 0.6%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	74,414
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	65,760
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	71,644
					211,818
UTILITIES - 2.9%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	81,911
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	166,729
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	75,000	80,348
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	167,988
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	76,456
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	168,395
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	74,764
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	79,602
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	75,000	71,634
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	99,685
					1,067,512
Total Corporate Bonds (Cost $7,115,361)					$7,425,363

U.S. Treasury Obligations - 2.2%	Rate	Maturity	Face Amount	Value
United States Treasury Note	1.625%	03/31/2019	$300,000	$299,285
United States Treasury Note	2.125%	06/30/2021	500,000	497,910
Total U.S. Treasury Obligations (Cost $798,016)				$797,195

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		343,000	$343,000
Total Money Market Funds (Cost $343,000)			$343,000

Total Investments - 99.0% (Cost $33,822,463)	(d)		$36,272,428
Other Assets in Excess of Liabilities - 1.0%			377,600
Net Assets - 100.0%			$36,650,028

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of this security totaled $170,773, or 0.5% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		International Portfolio

Schedule of Investments		September 30, 2014 (Unaudited)

Common Stocks - 89.9%		Shares	Value
Japan - 28.9%
Aisin Seiki Co. Ltd.	(b)	93,300	$3,367,612
Asahi Kasei Corp.	(b)	281,000	2,285,186
Chugai Pharmaceutical Co. Ltd.	(b)	20,300	587,598
Disco Corp.	(b)	28,500	1,938,055
Fuji Heavy Industries Ltd.	(b)	84,000	2,782,641
Hitachi Ltd.	(b)	207,000	1,581,486
Honda Motor Co. Ltd.	(b)	70,700	2,425,705
Hoshino Resorts REIT, Inc.	(b)	96	1,006,766
Ikyu Corp.	(b)	78,100	1,072,586
Japan Hotel REIT Investment Corp.	(b)	1,300	792,046
Kubota Corp.	(b)	333,700	5,283,595
Mitsui & Co. Ltd.	(b)	133,000	2,097,953
Murata Manufacturing Co. Ltd.	(b)	42,800	4,864,877
Nippon Express Co. Ltd.	(b)	267,000	1,118,280
Nomura Holdings, Inc.	(b)	186,000	1,106,578
NTT DOCOMO, Inc.	(b)	60,000	1,004,893
Oriental Land Co. Ltd.	(b)	3,700	699,215
ORIX Corp.	(b)	162,900	2,248,907
Osaka Gas Co. Ltd.	(b)	435,000	1,746,735
Resorttrust, Inc.	(b)	40,700	910,526
Sekisui House Ltd.	(b)	242,000	2,852,149
Shionogi & Co. Ltd.	(b)	77,600	1,780,965
Tokyu Corp.	(b)	205,000	1,343,537
TOTO Ltd.	(b)	313,408	3,447,990
United Arrows Ltd.	(b)	78,900	2,917,274
			51,263,155
Germany - 13.1%
Allianz SE	(b)	16,410	2,649,096
Bayer AG	(b)	9,600	1,335,728
Bayerische Motoren Werke AG	(b)	30,900	3,302,415
Continental AG	(b)	9,118	1,727,198
Daimler AG	(b)	43,900	3,352,509
Deutsche Post AG	(b)	48,900	1,558,690
Dialog Semiconductor PLC	(a)(b)	43,000	1,200,599
Gerresheimer AG	(b)	18,500	1,196,803
HeidelbergCement AG	(b)	17,700	1,165,027
Rheinmetall AG	(b)	32,500	1,554,881
Siemens AG	(b)	21,009	2,499,904
Symrise AG	(b)	32,200	1,710,446
			23,253,296
Canada - 11.6%
Agrium, Inc.		10,600	942,306
Canadian National Railway Co.		41,800	2,967,559
CI Financial Corp.		28,000	844,288
Cogeco Cable, Inc.		21,100	1,078,220
Dollarama, Inc.		13,500	1,145,140
First Quantum Minerals Ltd.		38,000	733,568
Magna International, Inc.		24,527	2,327,979
Metro, Inc.		20,800	1,391,062
Peyto Exploration & Development Corp.		33,000	1,041,314
RioCan Real Estate Investment Trust		65,792	1,507,996
Suncor Energy, Inc.		80,500	2,913,224
Toronto-Dominion Bank / The		76,100	3,755,567
			20,648,223
Denmark - 7.3%
AP Moeller - Maersk A/S	(b)	886	2,098,795
Danske Bank A/S	(b)	79,200	2,146,932
DSV A/S	(b)	72,900	2,049,845
Jyske Bank A/S	(a)(b)	27,332	1,473,889
NKT Holding A/S	(b)	10,771	592,521
Novo Nordisk A/S - ADR		74,600	3,552,452
Sydbank A/S	(a)(b)	33,700	1,025,644
			12,940,078
Norway - 6.9%
DNB ASA	(b)	142,885	2,673,963
Fred Olsen Energy ASA	(b)	64,666	1,187,716
Statoil ASA	(b)	165,600	4,508,589
TGS Nopec Geophysical Co. ASA	(b)	59,248	1,508,796
Yara International ASA	(b)	46,198	2,320,208
			12,199,272
South Korea - 6.2%
Coway Co. Ltd.	(b)	15,873	1,265,943
Hyundai Motor Co.	(b)	9,500	1,711,645
Kia Motors Corp.	(b)	47,100	2,392,163
Korea Electric Power Corp.	(b)	33,800	1,536,233
LG Innotek Co. Ltd.	(a)(b)	6,200	675,477
Samsung Electronics Co. Ltd.	(b)	3,093	3,464,183
			11,045,644
Spain - 4.0%
ACS Actividades de Construccion y Servicios SA	(b)	30,247	1,159,353
Amadeus IT Holding SA	(b)	13,900	518,905
Banco Santander SA	(b)	290,918	2,785,140
Grifols SA	(b)	10,300	420,918
Iberdrola SA	(b)	181,183	1,295,077
Inditex SA	(b)	31,400	866,756
			7,046,149
Austria - 3.3%
Erste Group Bank AG	(b)	74,900	1,710,153
Raiffeisen Bank International AG	(b)	6,784	146,969
UNIQA Insurance Group AG	(b)	102,200	1,166,162
Vienna Insurance Group AG Wiener Versicherung Gruppe	(b)	32,400	1,459,500
Voestalpine AG	(b)	35,600	1,405,810
			5,888,594
Brazil - 2.1%
AMBEV SA - ADR		127,900	837,745
Banco Bradesco SA - ADR		64,800	923,400
Itau Unibanco Holding SA - ADR		65,300	906,364
Petroleo Brasileiro SA - ADR		46,900	698,341
Vale SA - ADR		38,400	372,864
			3,738,714
Turkey - 2.0%
Aygaz AS	(b)	116,500	475,516
BIM Birlesik Magazalar AS	(b)	30,000	628,056
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	(b)	424,000	443,937
Enka Insaat ve Sanayi AS	(b)	255,000	582,471
Turkiye Halk Bankasi AS	(b)	153,000	920,455
Turkiye Is Bankasi	(b)	240,000	533,345
			3,583,780
Italy - 1.5%
Azimut Holding SpA	(b)	15,800	397,736
Cerved Information Solutions SpA	(a)(b)	101,100	621,345
Fiat SpA	(a)(b)	45,200	435,625
Luxottica Group SpA	(b)	8,300	431,416
UniCredit SpA	(b)	109,800	862,576
			2,748,698
Bermuda - 1.2%
Seadrill Ltd.	(b)	80,766	2,157,938
United States - 1.0%
Royal Caribbean Cruises Ltd.		26,150	1,759,634
Czech Republic - 0.8%
Komercni banka AS	(b)	6,200	1,474,706
Total Common Stocks (Cost $140,249,227)			$159,747,881

U.S. Treasury Obligations - 0.7%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 10/02/2014		$250,000	$250,000
U.S. Treasury Bill
0.000% Coupon, 10/30/2014		250,000	249,994
U.S. Treasury Bill
0.000% Coupon, 11/06/2014	(c)	660,000	659,983
Total U.S. Treasury Obligations (Cost $1,159,977)			$1,159,977

Money Market Funds - 4.8%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		8,583,104	$8,583,104
State Street Institutional U.S. Government Money Market Fund
Institutional Class		42,705	42,705
Total Money Market Funds (Cost $8,625,809)			$8,625,809

Total Investments - 95.4% (Cost $150,035,013)	(d)		$169,533,667
Other Assets in Excess of Liabilities - 4.6%			8,198,613
Net Assets - 100.0%			$177,732,280

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $130,048,858, or 73.2% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Security is fully or partially pledged as collateral for the following futures contracts outstanding at September 30, 2014:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	S&P/Toronto Stock Exchange 60 Index Future	December 18, 2014	33	$5,075,155	$5,249,232	$(174,077)	$726

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Details of the foreign currency contracts outstanding in the International Portfolio at September 30, 2014 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
September 5, 2014	December 16, 2014	BOA	5,530,000	GBP	$9,017,439	$8,959,081	$(58,358)
September 18, 2014	December 16, 2014	BOA	5,220,000	GBP	$8,530,994	$8,456,854	$(74,140)
					$17,548,433	$17,415,935	$(132,498)

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
September 5, 2014	December 16, 2014	HSBC	$26,528,863	2,785,000,000	JPY	$25,410,239	$1,118,624
			$26,528,863			$25,410,239	$1,118,624

Counterparties	Currencies

HSBC - HSBC Bank USA, N.A.	GBP - British Pound

BOA - Bank of America N.A.	JPY - Japanese Yen

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	21.8%
Financials	20.0%
Industrials	16.0%
Information Technology	8.0%
Energy	7.9%
Materials	6.2%
Health Care	5.0%
Utilities	2.8%
Consumer Staples	1.6%
Telecommunication Services	0.6%
89.9%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 29.4%		Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Lear Corp. (Auto Components)		16,930	$1,462,921
Accor SA (Hotels, Restaurants & Leisure)	(c)	21,091	934,087
Carnival Corp. (Hotels, Restaurants & Leisure)		73,157	2,938,717
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	31,189	1,887,558
International Game Technology (Hotels, Restaurants & Leisure)		81,971	1,382,851
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	90,972	2,282,487
Wendy's Co. / The (Hotels, Restaurants & Leisure)		269,360	2,224,914
Comcast Corp. Class A (Media)		37,333	1,997,315
Live Nation Entertainment, Inc. (Media)	(a)	82,653	1,985,325
Markit Ltd. (Media)	(a)	37,970	886,599
Nine Entertainment Co. Holdings Ltd. (Media)	(c)	334,378	596,799
Nine Entertainment Co. Holdings Ltd. (Media)	(b)(c)	305,683	545,584
Thomson Reuters Corp. (Media)		38,835	1,413,982
Twenty-First Century Fox, Inc. Class A (Media)		51,939	1,780,988
Target Corp. (Multiline Retail)		16,815	1,053,964
GameStop Corp. Class A (Specialty Retail)		30,991	1,276,829
			24,650,920
CONSUMER STAPLES - 1.4%
CVS Health Corp. (Food & Staples Retailing)		23,673	1,884,134
Diamond Foods, Inc. (Food Products)	(a)	71,670	2,050,479
Mondelez International, Inc. Class A (Food Products)		60,463	2,071,765
			6,006,378
ENERGY - 3.3%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	19,915	1,321,958
Schlumberger Ltd. (Energy Equip. & Svs.)		20,499	2,084,543
Superior Energy Services, Inc. (Energy Equip. & Svs.)		50,950	1,674,726
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,626	1,483,661
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	71,243	968,905
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		51,366	1,944,717
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,055	1,094,666
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	55,466	1,242,993
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	46,390	1,233,974
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		45,471	1,643,777
			14,693,920
FINANCIALS - 4.5%
Bank of America Corp. (Banks)		118,751	2,024,705
JPMorgan Chase & Co. (Banks)		39,362	2,371,167
PNC Financial Services Group, Inc. / The (Banks)		25,170	2,154,049
Wells Fargo & Co. (Banks)		49,441	2,564,505
Zions Bancorporation (Banks)		80,379	2,335,814
Goldman Sachs Group, Inc. / The (Capital Markets)		14,530	2,667,272
Voya Financial, Inc. (Diversified Financial Svs.)		43,553	1,702,922
MetLife, Inc. (Insurance)		49,295	2,648,127
Symetra Financial Corp. (Insurance)		70,823	1,652,301
			20,120,862
HEALTH CARE - 2.7%
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	67,614	1,645,049
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		10,223	1,068,304
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	76,195	1,022,156
Bristol-Myers Squibb Co. (Pharmaceuticals)		45,057	2,306,017
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	57,241	1,357,184
Merck & Co., Inc. (Pharmaceuticals)		47,279	2,802,699
Pfizer, Inc. (Pharmaceuticals)		57,813	1,709,530
			11,910,939
INDUSTRIALS - 2.7%
Boeing Co. / The (Aerospace & Defense)		13,144	1,674,283
FedEx Corp. (Air Freight & Logistics)		12,408	2,003,272
Delta Air Lines, Inc. (Airlines)		25,631	926,561
ADT Corp. / The (Commercial Svs. & Supplies)		63,028	2,234,973
Brink's Co. / The (Commercial Svs. & Supplies)		51,671	1,242,171
Siemens AG (Industrial Conglomerates)	(c)	10,988	1,307,492
Joy Global, Inc. (Machinery)		20,009	1,091,291
Terex Corp. (Machinery)		51,448	1,634,503
			12,114,546
INFORMATION TECHNOLOGY - 6.5%
Brocade Communications Systems, Inc. (Communications Equip.)		198,768	2,160,608
JDS Uniphase Corp. (Communications Equip.)	(a)	102,955	1,317,824
Juniper Networks, Inc. (Communications Equip.)		81,880	1,813,642
Polycom, Inc. (Communications Equip.)	(a)	107,734	1,323,512
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	69,274	1,538,576
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	12,459	1,106,982
Google, Inc. Class C (Internet Software & Svs.)	(a)	2,987	1,724,574
Altera Corp. (Semiconductors & Equip.)		53,191	1,903,174
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		42,813	1,294,665
Activision Blizzard, Inc. (Software)		55,454	1,152,889
Cadence Design Systems, Inc. (Software)	(a)	97,513	1,678,199
Fortinet, Inc. (Software)	(a)	71,521	1,806,978
Guidewire Software, Inc. (Software)	(a)	33,996	1,507,383
Microsoft Corp. (Software)		39,424	1,827,697
Rovi Corp. (Software)	(a)	104,025	2,053,974
Apple, Inc. (Tech. Hardware, Storage & Periph.)		25,448	2,563,886
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		66,726	2,356,762
			29,131,325
MATERIALS - 1.4%
Monsanto Co. (Chemicals)		15,822	1,780,133
Potash Corp. of Saskatchewan, Inc. (Chemicals)		49,318	1,704,430
Constellium NV Class A (Metals & Mining)	(a)	57,996	1,427,282
Newmont Mining Corp. (Metals & Mining)		67,621	1,558,664
			6,470,509
TELECOMMUNICATION SERVICES - 0.5%
Vivendi SA (Diversified Telecom. Svs.)	(c)	91,361	2,206,178
UTILITIES - 0.9%
PPL Corp. (Electric Utilities)		52,416	1,721,341
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	55,179	1,197,384
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		40,792	1,243,340
			4,162,065
Total Common Stocks (Cost $105,208,356)			$131,467,642

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,758,000	$5,758,000
Total Money Market Funds (Cost $5,758,000)			$5,758,000

Total Investments - 30.7% (Cost $110,966,356)	(d)		$137,225,642
Other Assets in Excess of Liabilities - 69.3%			309,502,471
Net Assets - 100.0%			$446,728,113

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $545,584, or 0.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $5,590,140, or 1.3% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 94.5%		Shares	Value
United Kingdom - 21.6%
Aberdeen Asset Management PLC	(c)	105,374	$679,821
Advanced Computer Software Group PLC	(d)	150,000	280,864
AO World PLC	(a)(c)	52,308	159,198
Ashtead Group PLC	(c)	131,834	2,217,826
ASOS PLC	(a)(c)	7,879	286,344
B&M European Value Retail SA	(a)(d)	120,732	538,243
Babcock International Group PLC	(c)	59,461	1,049,235
Bodycote PLC	(c)	45,000	486,790
Burberry Group PLC	(c)	19,629	478,794
Countrywide PLC	(c)	67,000	489,360
Croda International PLC	(c)	22,054	731,341
Essentra PLC	(c)	77,000	992,335
Howden Joinery Group PLC	(c)	137,965	756,364
InterContinental Hotels Group PLC	(c)	18,687	720,594
John Wood Group PLC	(c)	33,702	413,086
Jupiter Fund Management PLC	(c)	165,000	946,316
Rightmove PLC	(c)	35,434	1,232,360
Schroders PLC	(c)	20,000	772,221
Soco International PLC	(c)	139,373	857,990
Travis Perkins PLC	(c)	25,000	671,689
Vectura Group PLC	(a)(c)	148,000	315,825
			15,076,596
Japan - 15.9%
Daifuku Co. Ltd.	(c)	60,500	712,234
Don Quijote Holdings Co. Ltd.	(c)	12,900	740,297
Doutor Nichires Holdings Co. Ltd.	(c)	22,000	348,632
Kakaku.com, Inc.	(c)	53,000	752,804
Kanamoto Co. Ltd.	(c)	26,000	961,619
MISUMI Group, Inc.	(c)	21,000	634,533
NGK Spark Plug Co. Ltd.	(c)	21,000	617,921
Nihon Kohden Corp.	(c)	19,000	996,969
Nishio Rent All Co. Ltd.	(c)	18,500	714,181
NSK Ltd.	(c)	59,000	841,521
Ryohin Keikaku Co. Ltd.	(c)	7,500	894,193
Shionogi & Co. Ltd.	(c)	37,300	856,057
Ship Healthcare Holdings, Inc.	(c)	22,400	716,490
Tadano Ltd.	(c)	25,000	460,310
THK Co. Ltd.	(c)	35,600	887,115
			11,134,876
France - 10.9%
Accor SA	(c)	10,283	455,416
Criteo SA - ADR	(a)	22,086	743,194
Edenred	(c)	25,965	639,804
Ingenico	(c)	11,500	1,174,436
Ipsen SA	(c)	12,500	614,635
JCDecaux SA	(c)	19,436	612,980
Plastic Omnium SA	(c)	14,000	334,284
Publicis Groupe SA	(c)	7,834	536,851
Teleperformance	(c)	11,500	711,256
UBISOFT Entertainment	(a)(c)	45,000	737,959
Zodiac Aerospace	(c)	33,310	1,062,210
			7,623,025
Germany - 9.1%
Dialog Semiconductor PLC	(a)(c)	30,000	837,627
GEA Group AG	(c)	17,022	739,498
Gerresheimer AG	(c)	11,129	719,958
HeidelbergCement AG	(c)	8,249	542,955
MorphoSys AG	(a)(c)	4,800	468,298
OSRAM Licht AG	(a)(c)	9,000	333,915
Rheinmetall AG	(c)	14,636	700,223
SAF-Holland SA	(c)	32,032	393,210
Wirecard AG	(c)	43,876	1,613,612
			6,349,296
Italy - 7.6%
Anima Holding SpA	(a)(c)	93,007	508,908
Azimut Holding SpA	(c)	57,343	1,443,505
Banca Generali SpA	(c)	30,500	803,610
Brembo SpA	(c)	14,000	457,359
Interpump Group SpA	(c)	30,000	376,407
Mediolanum SpA	(c)	100,500	709,954
Safilo Group SpA	(a)(c)	15,000	204,076
Sorin SpA	(a)(c)	90,000	219,934
Yoox SpA	(a)(c)	25,600	585,999
			5,309,752
Hong Kong - 6.0%
Beijing Enterprises Water Group Ltd.	(c)	774,000	520,435
Brilliance China Automotive Holdings Ltd.	(d)	348,000	605,931
China Everbright International Ltd.	(c)	517,000	682,272
Haier Electronics Group Co. Ltd.	(c)	225,000	592,954
PAX Global Technology Ltd.	(a)(c)	440,000	387,143
Shun Tak Holdings Ltd.	(c)	1,700,000	834,416
Techtronic Industries Co.	(c)	189,000	546,219
			4,169,370
Israel - 3.3%
Caesarstone Sdot-Yam Ltd.		23,600	1,219,648
NICE-Systems Ltd. - ADR		26,100	1,064,619
			2,284,267
China - 2.9%
China ZhengTong Auto Services Holdings Ltd.	(c)	850,000	497,286
CT Environmental Group Ltd.	(c)	700,000	598,607
Ozner Water International Holding Ltd.	(a)(b)(c)	550,000	224,665
SouFun Holdings Ltd. - ADR		36,000	358,200
Sound Global Ltd.	(a)(c)	350,000	349,605
			2,028,363
Canada - 2.6%
Dollarama, Inc.		12,051	1,022,229
Linamar Corp.		10,100	521,255
Martinrea International, Inc.		25,000	290,861
			1,834,345
United States - 2.0%
Nexteer Automotive Group Ltd.	(c)	735,000	651,880
Samsonite International SA	(c)	230,000	738,437
			1,390,317
South Korea - 1.9%
Hotel Shilla Co. Ltd.	(c)	11,960	1,354,703
Ireland - 1.9%
Grafton Group PLC	(c)	55,000	555,900
Smurfit Kappa Group PLC	(c)	34,600	756,259
			1,312,159
Netherlands - 1.7%
Koninklijke DSM NV	(c)	8,500	524,097
Yandex NV	(a)	23,000	639,285
			1,163,382
Luxembourg - 1.4%
Eurofins Scientific SE	(c)	3,687	953,946
Denmark - 1.1%
Pandora A/S	(c)	10,065	785,842
Panama - 1.0%
Copa Holdings SA		6,300	675,927
Russian Federations - 0.8%
Mail.ru Group Ltd. - GDR	(a)	20,000	562,200
Mexico - 0.6%
Grupo Aeroportuario del Sureste SAB de CV - ADR		3,500	449,715
Cyprus - 0.6%
QIWI plc - ADR		14,000	442,260
Spain - 0.5%
Acerinox SA	(c)	25,000	384,001
Switzerland - 0.5%
OC Oerlikon Corp. AG	(c)	26,000	322,579
Finland - 0.4%
Outokumpu OYJ	(a)(c)	45,000	311,871
Sweden - 0.2%
Swedish Orphan Biovitrum AB	(a)(c)	15,500	165,181
Total Common Stocks (Cost $54,348,116)			$66,083,973

Money Market Funds - 4.8%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		3,384,895	$3,384,895
Total Money Market Funds (Cost $3,384,895)			$3,384,895

Total Investments - 99.3% (Cost $57,733,011)	(e)		$69,468,868
Other Assets in Excess of Liabilities - 0.7%			461,531
Net Assets - 100.0%			$69,930,399

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

GDR: Global Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $224,665, or 0.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $56,669,542, or 81.0% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,425,038, or 2.0% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	26.0%
Industrials	25.9%
Information Technology	13.3%
Financials	9.1%
Health Care	9.0%
Materials	7.8%
Energy	1.8%
Utilities	1.6%
94.5%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 96.2%		Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Delphi Automotive PLC (Auto Components)		17,565	$1,077,437
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	20,573	468,653
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	1,903	309,656
Starbucks Corp. (Hotels, Restaurants & Leisure)		10,833	817,458
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	3,654	1,178,196
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	664	769,297
Comcast Corp. Class A (Media)		17,569	944,861
Twenty-First Century Fox, Inc. Class A (Media)		16,586	568,734
Lowe's Cos., Inc. (Specialty Retail)		26,601	1,407,725
TJX Cos., Inc. / The (Specialty Retail)		13,051	772,228
			8,314,245
FINANCIALS - 15.0%
PacWest Bancorp (Banks)		21,066	868,551
U.S. Bancorp (Banks)		26,088	1,091,261
Moelis & Co. (Capital Markets)		10,357	353,691
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		4,171	813,553
Aon PLC (Insurance)		11,052	968,929
Crown Castle International Corp. (Real Estate Investment Trusts)		19,747	1,590,226
			5,686,211
HEALTH CARE - 21.0%
Celgene Corp. (Biotechnology)	(a)	15,948	1,511,551
Gilead Sciences, Inc. (Biotechnology)	(a)	7,514	799,865
Medivation, Inc. (Biotechnology)	(a)	5,875	580,861
athenahealth, Inc. (Health Care Technology)	(a)	6,266	825,169
Endo International PLC (Pharmaceuticals)	(a)	19,341	1,321,764
Phibro Animal Health Corp. Class A (Pharmaceuticals)		26,144	585,887
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	9,664	1,267,917
Zoetis, Inc. (Pharmaceuticals)		28,824	1,065,047
			7,958,061
INDUSTRIALS - 10.7%
Precision Castparts Corp. (Aerospace & Defense)		8,001	1,895,277
Canadian Pacific Railway Ltd. (Road & Rail)		7,539	1,564,116
Kansas City Southern (Road & Rail)		5,120	620,544
			4,079,937
INFORMATION TECHNOLOGY - 23.1%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		4,853	484,621
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	7,363	654,202
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,422	843,338
Google, Inc. Class C (Internet Software & Svs.)	(a)	3,978	2,296,738
LinkedIn Corp. (Internet Software & Svs.)	(a)	2,814	584,721
Yahoo!, Inc. (Internet Software & Svs.)	(a)	15,444	629,343
MasterCard, Inc. Class A (IT Svs.)		16,268	1,202,531
ARM Holdings PLC - ADR (Semiconductors & Equip.)		20,841	910,543
NetSuite, Inc. (Software)	(a)	3,303	295,751
salesforce.com, Inc. (Software)	(a)	14,890	856,622
			8,758,410
MATERIALS - 2.0%
Monsanto Co. (Chemicals)		6,764	761,018
TELECOMMUNICATION SERVICES - 2.5%
Iliad SA (Diversified Telecom. Svs.)	(b)	2,875	606,486
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	12,672	365,841
			972,327
Total Common Stocks (Cost $29,960,629)			$36,530,209

Money Market Funds - 3.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,358,000	$1,358,000
Total Money Market Funds (Cost $1,358,000)			$1,358,000

Total Investments - 99.8% (Cost $31,318,629)	(c)		$37,888,209
Other Assets in Excess of Liabilities - 0.2%			72,881
Net Assets - 100.0%			$37,961,090

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:  American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $606,486, or 1.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes.  See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Small Cap Growth Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 76.8%		Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Ascent Capital Group, Inc. Class A (Diversified Consumer Svs.)	(a)	8,137	$489,847
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	72,500	1,754,500
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	4,943	1,679,434
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)	106,522	2,424,441
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	54,331	499,662
Popeyes Louisiana Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	31,241	1,265,260
Coupons.com, Inc. (Internet & Catalog Retail)	(a)	24,217	289,635
HomeAway, Inc. (Internet & Catalog Retail)	(a)	24,109	855,869
Manchester United Plc Class A (Media)	(a)	23,964	394,927
National CineMedia, Inc. (Media)		113,672	1,649,381
SFX Entertainment, Inc. (Media)	(a)	106,053	532,386
Hibbett Sports, Inc. (Specialty Retail)	(a)	38,233	1,629,873
Monro Muffler Brake, Inc. (Specialty Retail)		16,250	788,612
Sally Holdings LLC, Inc. (Specialty Retail)		105,192	2,879,105
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		33,030	2,560,486
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		87,164	2,184,330
			21,877,748
CONSUMER STAPLES - 1.6%
Casey's General Stores, Inc. (Food & Staples Retailing)		16,634	1,192,658
WhiteWave Foods Co. / The (Food Products)	(a)	28,946	1,051,608
IGI Laboratories, Inc. (Personal Products)	(a)	60,145	560,551
Ontex Group NV (Personal Products)	(a)(b)	20,111	499,472
			3,304,289
ENERGY - 4.0%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	36,154	2,974,028
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	19,870	1,776,378
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		46,828	2,549,785
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,596	762,007
			8,062,198
FINANCIALS - 6.6%
Bank of the Ozarks, Inc. (Banks)		24,078	758,939
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		14,410	750,041
Financial Engines, Inc. (Capital Markets)		17,657	604,134
FXCM, Inc. Class A (Capital Markets)		49,815	789,568
LPL Financial Holdings, Inc. (Capital Markets)		65,508	3,016,643
WisdomTree Investments, Inc. (Capital Markets)	(a)	104,746	1,192,009
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		12,787	791,004
MSCI, Inc. (Diversified Financial Svs.)	(a)	49,610	2,332,662
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		11,807	1,491,696
RE/MAX Holdings, Inc. Class A (Real Estate Mgmt. & Development)		18,917	562,402
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	43,288	862,730
			13,151,828
HEALTH CARE - 15.8%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	33,117	819,977
Chimerix, Inc. (Biotechnology)	(a)	48,810	1,348,132
Dyax Corp. (Biotechnology)	(a)	124,294	1,257,855
Insys Therapeutics, Inc. (Biotechnology)	(a)	36,911	1,431,409
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	111,014	1,438,186
Medivation, Inc. (Biotechnology)	(a)	8,485	838,912
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	30,095	782,470
Puma Biotechnology, Inc. (Biotechnology)	(a)	3,964	945,691
Synageva BioPharma Corp. (Biotechnology)	(a)	11,632	800,049
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	165,849	1,757,999
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	10,200	791,826
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)	37,090	1,154,612
Masimo Corp. (Health Care Equip. & Supplies)	(a)	59,446	1,265,011
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	79,271	1,005,949
Quidel Corp. (Health Care Equip. & Supplies)	(a)	48,092	1,292,232
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	35,385	751,224
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	22,753	745,161
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,576	321,817
athenahealth, Inc. (Health Care Technology)	(a)	12,644	1,665,088
HMS Holdings Corp. (Health Care Technology)	(a)	31,001	584,369
Techne Corp. (Life Sciences Tools & Svs.)		21,143	1,977,928
Catalent, Inc. (Pharmaceuticals)	(a)	50,869	1,273,251
Concordia Healthcare Corp. (Pharmaceuticals)		17,993	593,153
GW Pharmaceuticals PLC - ADR (Pharmaceuticals)	(a)	4,455	360,187
Mallinckrodt PLC (Pharmaceuticals)	(a)	22,996	2,073,089
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	13,034	1,263,255
Pernix Therapeutics Holdings, Inc. (Pharmaceuticals)	(a)	83,201	638,984
Phibro Animal Health Corp. Class A (Pharmaceuticals)		35,951	805,662
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	34,347	1,111,812
Relypsa, Inc. (Pharmaceuticals)	(a)	25,501	537,816
			31,633,106
INDUSTRIALS - 13.5%
HEICO Corp. Class A (Aerospace & Defense)		53,543	2,157,783
Sparton Corp. (Aerospace & Defense)	(a)	18,898	465,836
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	61,709	2,501,066
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	36,817	547,101
SP Plus Corp. (Commercial Svs. & Supplies)	(a)	54,165	1,026,968
EnerSys (Electrical Equip.)		29,225	1,713,754
GrafTech International Ltd. (Electrical Equip.)	(a)	228,393	1,046,040
Polypore International, Inc. (Electrical Equip.)	(a)	37,278	1,450,487
Kennametal, Inc. (Machinery)		61,046	2,521,810
Nordson Corp. (Machinery)		16,762	1,275,085
Rexnord Corp. (Machinery)	(a)	38,946	1,108,014
Wabtec Corp. (Machinery)		26,098	2,114,982
Corporate Executive Board Co. / The (Professional Svs.)		25,601	1,537,852
Paylocity Holding Corp. (Professional Svs.)	(a)	15,851	311,472
Landstar System, Inc. (Road & Rail)		17,195	1,241,307
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	24,344	1,719,660
Saia, Inc. (Road & Rail)	(a)	20,399	1,010,974
WESCO International, Inc. (Trading Companies & Distributors)	(a)	41,165	3,221,573
			26,971,764
INFORMATION TECHNOLOGY - 22.1%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		37,948	2,429,431
CTS Corp. (Electronic Equip., Instr. & Comp.)		69,467	1,103,831
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		28,566	883,546
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,254	1,095,284
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	44,849	735,524
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	19,420	668,242
CoStar Group, Inc. (Internet Software & Svs.)	(a)	7,151	1,112,267
Envestnet, Inc. (Internet Software & Svs.)	(a)	24,625	1,108,125
j2 Global, Inc. (Internet Software & Svs.)		25,047	1,236,320
Textura Corp. (Internet Software & Svs.)	(a)	13,863	365,983
Vistaprint NV (Internet Software & Svs.)	(a)	27,342	1,498,068
Zillow, Inc. Class A (Internet Software & Svs.)	(a)	7,720	895,443
Broadridge Financial Solutions, Inc. (IT Svs.)		47,187	1,964,395
Euronet Worldwide, Inc. (IT Svs.)	(a)	42,167	2,015,161
MAXIMUS, Inc. (IT Svs.)		45,881	1,841,205
WEX, Inc. (IT Svs.)	(a)	12,590	1,388,929
Atmel Corp. (Semiconductors & Equip.)	(a)	216,072	1,745,862
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	267,872	2,394,776
ACI Worldwide, Inc. (Software)	(a)	25,731	482,714
Advent Software, Inc. (Software)		44,712	1,411,111
Blackbaud, Inc. (Software)		57,874	2,273,869
Cadence Design Systems, Inc. (Software)	(a)	127,787	2,199,214
FleetMatics Group PLC (Software)	(a)	29,489	899,415
Guidewire Software, Inc. (Software)	(a)	25,916	1,149,115
NICE-Systems Ltd. - ADR (Software)		38,142	1,555,812
RealPage, Inc. (Software)	(a)	72,972	1,131,066
Solera Holdings, Inc. (Software)		71,237	4,014,917
SS&C Technologies Holdings, Inc. (Software)	(a)	69,455	3,048,380
Tyler Technologies, Inc. (Software)	(a)	10,333	913,437
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)	6,513	786,640
			44,348,082
MATERIALS - 2.1%
Sensient Technologies Corp. (Chemicals)		34,309	1,796,076
Taminco Corp. (Chemicals)	(a)	89,205	2,328,251
			4,124,327
TELECOMMUNICATION SERVICES - 0.2%
RingCentral, Inc. Class A (Wireless Telecom. Svs.)	(a)	27,026	343,500
Total Common Stocks (Cost $149,929,477)			$153,816,842

Money Market Funds - 0.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		594,000	$594,000
Total Money Market Funds (Cost $594,000)			$594,000

Total Investments - 77.1% (Cost $150,523,477)	(c)		$154,410,842
Other Assets in Excess of Liabilities - 22.9%			45,838,032
Net Assets - 100.0%			$200,248,874

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $999,134, or 0.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 22.7%
Tesla Motors, Inc. (Automobiles)	(a)	3,292	$798,903
LKQ Corp. (Distributors)	(a)	44,490	1,182,989
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,535	1,023,216
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	6,882	1,119,839
Toll Brothers, Inc. (Household Durables)	(a)	21,974	684,710
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	6,916	632,261
Discovery Communications, Inc. Class A (Media)	(a)	20,369	769,948
Discovery Communications, Inc. Class C (Media)	(a)	20,369	759,356
Dollar General Corp. (Multiline Retail)	(a)	19,740	1,206,311
Five Below, Inc. (Specialty Retail)	(a)	31,827	1,260,667
L Brands, Inc. (Specialty Retail)		21,273	1,424,865
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	11,694	671,002
Restoration Hardware Holdings, Inc. (Specialty Retail)	(a)	8,760	696,858
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	10,674	1,261,347
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	50,559	1,326,163
PVH Corp. (Textiles, Apparel & Luxury Goods)		13,549	1,641,461
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	15,098	1,043,272
V.F. Corp. (Textiles, Apparel & Luxury Goods)		17,748	1,171,900
			18,675,068
CONSUMER STAPLES - 9.5%
Coca-Cola Enterprises, Inc. (Beverages)		25,407	1,127,054
Whole Foods Market, Inc. (Food & Staples Retailing)		49,119	1,871,925
Hain Celestial Group, Inc. / The (Food Products)	(a)	13,927	1,425,428
Keurig Green Mountain, Inc. (Food Products)		10,628	1,383,022
McCormick & Co., Inc. (Food Products)		12,243	819,057
TreeHouse Foods, Inc. (Food Products)	(a)	15,215	1,224,807
			7,851,293
ENERGY - 5.6%
Core Laboratories NV (Energy Equip. & Svs.)		5,423	793,656
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	12,371	1,105,967
Weatherford International PLC (Energy Equip. & Svs.)	(a)	37,277	775,362
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		13,417	917,186
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	12,565	974,416
			4,566,587
FINANCIALS - 9.5%
First Republic Bank (Banks)		34,502	1,703,709
Navient Corp. (Consumer Finance)		68,133	1,206,635
SLM Corp. (Consumer Finance)		74,136	634,604
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		10,037	1,957,717
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	51,027	1,517,543
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	102,228	798,401
			7,818,609
HEALTH CARE - 14.2%
Cepheid (Biotechnology)	(a)	25,848	1,138,087
Incyte Corp. (Biotechnology)	(a)	5,606	274,974
Medivation, Inc. (Biotechnology)	(a)	6,155	608,545
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	11,516	1,293,362
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	22,276	1,007,989
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,635	755,076
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	8,282	964,605
Cerner Corp. (Health Care Technology)	(a)	15,300	911,421
HMS Holdings Corp. (Health Care Technology)	(a)	47,340	892,359
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		21,949	1,250,654
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	3,167	811,164
Mylan, Inc. (Pharmaceuticals)	(a)	38,489	1,750,865
			11,659,101
INDUSTRIALS - 15.5%
Waste Connections, Inc. (Commercial Svs. & Supplies)		14,107	684,472
Quanta Services, Inc. (Construction & Engineering)	(a)	22,000	798,380
AMETEK, Inc. (Electrical Equip.)		24,971	1,253,794
Generac Holdings, Inc. (Electrical Equip.)	(a)	21,085	854,786
Hubbell, Inc. Class B (Electrical Equip.)		10,516	1,267,493
Sensata Technologies Holding NV (Electrical Equip.)	(a)	34,128	1,519,720
Flowserve Corp. (Machinery)		11,366	801,530
Graco, Inc. (Machinery)		19,448	1,419,315
Kennametal, Inc. (Machinery)		20,521	847,722
Kansas City Southern (Road & Rail)		12,718	1,541,422
W.W. Grainger, Inc. (Trading Companies & Distributors)		7,108	1,788,728
			12,777,362
INFORMATION TECHNOLOGY - 15.0%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,238	1,321,947
Equinix, Inc. (Internet Software & Svs.)	(a)	7,929	1,684,754
LinkedIn Corp. (Internet Software & Svs.)	(a)	7,188	1,493,594
Pandora Media, Inc. (Internet Software & Svs.)	(a)	22,916	553,651
Twitter, Inc. (Internet Software & Svs.)	(a)	12,110	624,634
Fidelity National Information Services, Inc. (IT Svs.)		14,422	811,959
FleetCor Technologies, Inc. (IT Svs.)	(a)	8,556	1,215,979
Xilinx, Inc. (Semiconductors & Equip.)		42,140	1,784,629
Guidewire Software, Inc. (Software)	(a)	19,639	870,793
Red Hat, Inc. (Software)	(a)	16,704	937,930
ServiceNow, Inc. (Software)	(a)	17,565	1,032,471
			12,332,341
MATERIALS - 4.5%
Airgas, Inc. (Chemicals)		11,608	1,284,425
International Flavors & Fragrances, Inc. (Chemicals)		12,024	1,152,861
Sherwin-Williams Co. / The (Chemicals)		5,915	1,295,326
			3,732,612
TELECOMMUNICATION SERVICES - 3.5%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	20,871	868,442
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	17,967	1,992,540
			2,860,982
Total Common Stocks (Cost $68,261,683)			$82,273,955

Money Market Funds - 0.2%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		194,000	$194,000
Total Money Market Funds (Cost $194,000)			$194,000

Total Investments - 100.2% (Cost $68,455,683)	(b)		$82,467,955
Liabilties in Excess of Other Assets - (0.2)%			(173,886)
Net Assets - 100.0%			$82,294,069

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 95.5%		Shares	Value
CONSUMER DISCRETIONARY - 11.2%
BorgWarner, Inc. (Auto Components)		4,400	$231,484
Delphi Automotive PLC (Auto Components)		5,800	355,772
Goodyear Tire & Rubber Co. / The (Auto Components)		5,300	119,700
Johnson Controls, Inc. (Auto Components)		12,900	567,600
Ford Motor Co. (Automobiles)		75,287	1,113,495
General Motors Co. (Automobiles)		26,200	836,828
Harley-Davidson, Inc. (Automobiles)		4,200	244,440
Genuine Parts Co. (Distributors)		3,000	263,130
H&R Block, Inc. (Diversified Consumer Svs.)		5,300	164,353
Carnival Corp. (Hotels, Restaurants & Leisure)		8,700	349,479
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	600	399,954
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,600	133,796
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,246	296,795
McDonald's Corp. (Hotels, Restaurants & Leisure)		19,100	1,810,871
Starbucks Corp. (Hotels, Restaurants & Leisure)		14,600	1,101,716
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,700	307,877
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,460	199,900
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,600	299,328
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,500	611,830
D.R. Horton, Inc. (Household Durables)		6,400	131,328
Garmin Ltd. (Household Durables)		2,400	124,776
Harman International Industries, Inc. (Household Durables)		1,300	127,452
Leggett & Platt, Inc. (Household Durables)		2,700	94,284
Lennar Corp. Class A (Household Durables)		3,500	135,905
Mohawk Industries, Inc. (Household Durables)	(a)	1,200	161,784
Newell Rubbermaid, Inc. (Household Durables)		5,300	182,373
PulteGroup, Inc. (Household Durables)		6,550	115,673
Whirlpool Corp. (Household Durables)		1,555	226,486
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,400	2,386,056
Expedia, Inc. (Internet & Catalog Retail)		1,900	166,478
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,150	518,857
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,025	1,187,544
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	2,200	201,124
Hasbro, Inc. (Leisure Products)		2,200	120,989
Mattel, Inc. (Leisure Products)		6,600	202,290
Cablevision Systems Corp. Class A (Media)		4,200	73,542
CBS Corp. Class B (Media)		9,450	505,575
Comcast Corp. Class A (Media)		50,253	2,702,606
DIRECTV (Media)	(a)	9,700	839,244
Discovery Communications, Inc. Class A (Media)	(a)	2,900	109,620
Discovery Communications, Inc. Class C (Media)	(a)	5,300	197,584
Gannett Co., Inc. (Media)		4,400	130,548
Interpublic Group of Cos., Inc. / The (Media)		8,223	150,645
News Corp. Class A (Media)	(a)	9,675	158,186
Omnicom Group, Inc. (Media)		4,900	337,414
Scripps Networks Interactive, Inc. Class A (Media)		2,000	156,180
Time Warner Cable, Inc. (Media)		5,432	779,438
Time Warner, Inc. (Media)		16,566	1,245,929
Twenty-First Century Fox, Inc. Class A (Media)		36,500	1,251,585
Viacom, Inc. Class B (Media)		7,350	565,509
Walt Disney Co. / The (Media)		30,600	2,724,318
Dollar General Corp. (Multiline Retail)	(a)	5,900	360,549
Dollar Tree, Inc. (Multiline Retail)	(a)	4,000	224,280
Family Dollar Stores, Inc. (Multiline Retail)		1,900	146,756
Kohl's Corp. (Multiline Retail)		4,000	244,120
Macy's, Inc. (Multiline Retail)		6,876	400,046
Nordstrom, Inc. (Multiline Retail)		2,800	191,436
Target Corp. (Multiline Retail)		12,300	770,964
AutoNation, Inc. (Specialty Retail)	(a)	1,500	75,465
AutoZone, Inc. (Specialty Retail)	(a)	625	318,537
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,900	256,737
Best Buy Co., Inc. (Specialty Retail)		5,675	190,623
CarMax, Inc. (Specialty Retail)	(a)	4,300	199,735
GameStop Corp. Class A (Specialty Retail)		2,200	90,640
Gap, Inc. / The (Specialty Retail)		5,350	223,041
Home Depot, Inc. / The (Specialty Retail)		26,100	2,394,414
L Brands, Inc. (Specialty Retail)		4,800	321,504
Lowe's Cos., Inc. (Specialty Retail)		19,200	1,016,064
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,000	300,720
PetSmart, Inc. (Specialty Retail)		1,900	133,171
Ross Stores, Inc. (Specialty Retail)		4,100	309,878
Staples, Inc. (Specialty Retail)		12,500	151,250
Tiffany & Co. (Specialty Retail)		2,200	211,882
TJX Cos., Inc. / The (Specialty Retail)		13,400	792,878
Tractor Supply Co. (Specialty Retail)		2,700	166,077
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,000	73,400
Coach, Inc. (Textiles, Apparel & Luxury Goods)		5,300	188,733
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	900	84,510
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	4,000	285,560
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		13,600	1,213,120
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,600	193,840
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,200	197,676
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,200	221,120
V.F. Corp. (Textiles, Apparel & Luxury Goods)		6,700	442,401
			39,810,797
CONSUMER STAPLES - 9.1%
Brown-Forman Corp. Class B (Beverages)		3,075	277,427
Coca-Cola Co. / The (Beverages)		76,600	3,267,756
Coca-Cola Enterprises, Inc. (Beverages)		4,400	195,184
Constellation Brands, Inc. Class A (Beverages)	(a)	3,300	287,628
Dr Pepper Snapple Group, Inc. (Beverages)		3,800	244,378
Molson Coors Brewing Co. Class B (Beverages)		3,100	230,764
Monster Beverage Corp. (Beverages)	(a)	2,800	256,676
PepsiCo, Inc. (Beverages)		29,247	2,722,603
Costco Wholesale Corp. (Food & Staples Retailing)		8,500	1,065,220
CVS Caremark Corp. (Food & Staples Retailing)		22,520	1,792,367
Kroger Co. / The (Food & Staples Retailing)		9,500	494,000
Safeway, Inc. (Food & Staples Retailing)		4,500	154,350
Sysco Corp. (Food & Staples Retailing)		11,400	432,630
Walgreen Co. (Food & Staples Retailing)		17,100	1,013,517
Wal-Mart Stores, Inc. (Food & Staples Retailing)		30,600	2,339,982
Whole Foods Market, Inc. (Food & Staples Retailing)		7,000	266,770
Archer-Daniels-Midland Co. (Food Products)		12,550	641,305
Campbell Soup Co. (Food Products)		3,500	149,555
ConAgra Foods, Inc. (Food Products)		8,200	270,928
General Mills, Inc. (Food Products)		11,900	600,355
Hershey Co. / The (Food Products)		2,900	276,747
Hormel Foods Corp. (Food Products)		2,600	133,614
J.M. Smucker Co. / The (Food Products)		2,000	197,980
Kellogg Co. (Food Products)		5,000	308,000
Keurig Green Mountain, Inc. (Food Products)		2,400	312,312
Kraft Foods Group, Inc. (Food Products)		11,525	650,010
McCormick & Co., Inc. (Food Products)		2,500	167,250
Mead Johnson Nutrition Co. (Food Products)		3,951	380,165
Mondelez International, Inc. Class A (Food Products)		32,676	1,119,643
Tyson Foods, Inc. Class A (Food Products)		5,700	224,409
Clorox Co. / The (Household Products)		2,500	240,100
Colgate-Palmolive Co. (Household Products)		16,700	1,089,174
Kimberly-Clark Corp. (Household Products)		7,300	785,261
Procter & Gamble Co. / The (Household Products)		52,522	4,398,192
Avon Products, Inc. (Personal Products)		8,400	105,840
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,400	328,768
Altria Group, Inc. (Tobacco)		38,500	1,768,690
Lorillard, Inc. (Tobacco)		6,991	418,831
Philip Morris International, Inc. (Tobacco)		30,300	2,527,020
Reynolds American, Inc. (Tobacco)		6,000	354,000
			32,489,401
ENERGY - 9.2%
Baker Hughes, Inc. (Energy Equip. & Svs.)		8,441	549,171
Cameron International Corp. (Energy Equip. & Svs.)	(a)	3,900	258,882
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,300	44,551
Ensco PLC Class A (Energy Equip. & Svs.)		4,500	185,895
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	4,600	249,826
Halliburton Co. (Energy Equip. & Svs.)		16,500	1,064,415
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,100	205,527
Nabors Industries Ltd. (Energy Equip. & Svs.)		5,600	127,456
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		8,300	631,630
Noble Corp. PLC (Energy Equip. & Svs.)		4,900	108,878
Schlumberger Ltd. (Energy Equip. & Svs.)		25,147	2,557,198
Transocean Ltd. (Energy Equip. & Svs.)		6,600	211,002
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		9,800	994,112
Apache Corp. (Oil, Gas & Consumable Fuels)		7,372	692,010
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		8,100	264,789
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		10,100	232,199
Chevron Corp. (Oil, Gas & Consumable Fuels)		36,838	4,395,510
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		1,700	215,101
ConocoPhillips (Oil, Gas & Consumable Fuels)		23,900	1,828,828
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		4,500	170,370
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		6,800	102,204
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		7,500	511,350
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,600	1,049,612
EQT Corp. (Oil, Gas & Consumable Fuels)		2,900	265,466
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		82,764	7,783,954
Hess Corp. (Oil, Gas & Consumable Fuels)		5,100	481,032
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		12,773	489,717
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		13,120	493,181
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,460	462,298
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,200	182,112
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,700	100,089
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		7,000	478,520
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		15,100	1,451,865
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4,000	262,200
Phillips 66 (Oil, Gas & Consumable Fuels)		10,850	882,214
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,800	551,516
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		3,200	98,496
Range Resources Corp. (Oil, Gas & Consumable Fuels)		3,300	223,773
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6,900	241,155
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		13,018	511,087
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,500	152,450
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,200	471,954
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		13,000	719,550
			32,953,145
FINANCIALS - 15.6%
Bank of America Corp. (Banks)		204,027	3,478,660
BB&T Corp. (Banks)		14,000	520,940
Citigroup, Inc. (Banks)		58,836	3,048,882
Comerica, Inc. (Banks)		3,500	174,510
Fifth Third Bancorp (Banks)		16,150	323,323
Huntington Bancshares, Inc. (Banks)		15,900	154,707
JPMorgan Chase & Co. (Banks)		72,943	4,394,086
KeyCorp (Banks)		17,000	226,610
M&T Bank Corp. (Banks)		2,600	320,554
PNC Financial Services Group, Inc. / The (Banks)		10,442	893,626
Regions Financial Corp. (Banks)		26,775	268,821
SunTrust Banks, Inc. (Banks)		10,300	391,709
U.S. Bancorp (Banks)		34,990	1,463,632
Wells Fargo & Co. (Banks)		92,213	4,783,088
Zions Bancorporation (Banks)		3,900	113,334
Affiliated Managers Group, Inc. (Capital Markets)	(a)	1,100	220,396
Ameriprise Financial, Inc. (Capital Markets)		3,680	454,038
Bank of New York Mellon Corp. / The (Capital Markets)		21,911	848,613
BlackRock, Inc. (Capital Markets)		2,400	787,968
Charles Schwab Corp. / The (Capital Markets)		22,300	655,397
E*TRADE Financial Corp. (Capital Markets)	(a)	5,590	126,278
Franklin Resources, Inc. (Capital Markets)		7,600	415,036
Goldman Sachs Group, Inc. / The (Capital Markets)		7,950	1,459,382
Invesco Ltd. (Capital Markets)		8,400	331,632
Legg Mason, Inc. (Capital Markets)		2,000	102,320
Morgan Stanley (Capital Markets)		29,700	1,026,729
Northern Trust Corp. (Capital Markets)		4,300	292,529
State Street Corp. (Capital Markets)		8,200	603,602
T. Rowe Price Group, Inc. (Capital Markets)		5,100	399,840
American Express Co. (Consumer Finance)		17,500	1,531,950
Capital One Financial Corp. (Consumer Finance)		10,873	887,454
Discover Financial Services (Consumer Finance)		8,950	576,291
Navient Corp. (Consumer Finance)		8,100	143,451
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	35,391	4,888,913
CME Group, Inc. (Diversified Financial Svs.)		6,175	493,722
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2,232	435,352
Leucadia National Corp. (Diversified Financial Svs.)		6,100	145,424
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		5,300	447,585
Moody's Corp. (Diversified Financial Svs.)		3,600	340,200
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		2,300	97,566
ACE Ltd. (Insurance)		6,500	681,655
Aflac, Inc. (Insurance)		8,800	512,600
Allstate Corp. / The (Insurance)		8,400	515,508
American International Group, Inc. (Insurance)		27,695	1,496,084
Aon PLC (Insurance)		5,600	490,952
Assurant, Inc. (Insurance)		1,400	90,020
Chubb Corp. / The (Insurance)		4,700	428,076
Cincinnati Financial Corp. (Insurance)		2,866	134,845
Genworth Financial, Inc. Class A (Insurance)	(a)	9,600	125,760
Hartford Financial Services Group, Inc. / The (Insurance)		8,700	324,075
Lincoln National Corp. (Insurance)		5,086	272,508
Loews Corp. (Insurance)		5,961	248,335
Marsh & McLennan Cos., Inc. (Insurance)		10,600	554,804
MetLife, Inc. (Insurance)		21,800	1,171,096
Principal Financial Group, Inc. (Insurance)		5,300	278,091
Progressive Corp. / The (Insurance)		10,400	262,912
Prudential Financial, Inc. (Insurance)		8,900	782,666
Torchmark Corp. (Insurance)		2,575	134,853
Travelers Cos., Inc. / The (Insurance)		6,559	616,152
Unum Group (Insurance)		4,900	168,462
XL Group PLC (Insurance)		5,200	172,484
American Tower Corp. (Real Estate Investment Trusts)		7,700	720,951
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		2,873	91,419
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		2,531	356,795
Boston Properties, Inc. (Real Estate Investment Trusts)		3,000	347,280
Crown Castle International Corp. (Real Estate Investment Trusts)		6,500	523,445
Equity Residential (Real Estate Investment Trusts)		7,000	431,060
Essex Property Trust, Inc. (Real Estate Investment Trusts)		1,200	214,500
General Growth Properties, Inc. (Real Estate Investment Trusts)		12,200	287,310
HCP, Inc. (Real Estate Investment Trusts)		8,900	353,419
Health Care REIT, Inc. (Real Estate Investment Trusts)		6,300	392,931
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		14,702	313,594
Iron Mountain, Inc. (Commercial Svs. & Supplies)		3,384	110,488
Kimco Realty Corp. (Real Estate Investment Trusts)		8,000	175,280
Macerich Co. / The (Real Estate Investment Trusts)		2,700	172,341
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		3,400	132,634
Prologis, Inc. (Real Estate Investment Trusts)		9,739	367,160
Public Storage (Real Estate Investment Trusts)		2,800	464,352
Simon Property Group, Inc. (Real Estate Investment Trusts)		6,062	996,714
Ventas, Inc. (Real Estate Investment Trusts)		5,700	353,115
Vornado Realty Trust (Real Estate Investment Trusts)		3,393	339,164
Weyerhaeuser Co. (Real Estate Investment Trusts)		10,263	326,979
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	5,400	160,596
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		9,300	90,396
People's United Financial, Inc. (Thrifts & Mortgage Finance)		6,000	86,820
			55,538,831
HEALTH CARE - 13.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,800	630,116
Amgen, Inc. (Biotechnology)		14,706	2,065,605
Biogen Idec, Inc. (Biotechnology)	(a)	4,545	1,503,531
Celgene Corp. (Biotechnology)	(a)	15,500	1,469,090
Gilead Sciences, Inc. (Biotechnology)	(a)	29,300	3,118,985
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,450	522,754
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,600	516,626
Abbott Laboratories (Health Care Equip. & Supplies)		29,200	1,214,428
Baxter International, Inc. (Health Care Equip. & Supplies)		10,500	753,585
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,700	421,097
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	25,703	303,552
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,950	178,738
Covidien PLC (Health Care Equip. & Supplies)		8,800	761,288
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,400	199,794
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,800	127,680
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	2,100	214,515
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	725	334,820
Medtronic, Inc. (Health Care Equip. & Supplies)		19,000	1,177,050
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		5,500	330,715
Stryker Corp. (Health Care Equip. & Supplies)		5,800	468,350
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,000	160,240
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		3,270	328,799
Aetna, Inc. (Health Care Providers & Svs.)		6,854	555,174
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,100	316,930
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,500	486,980
Cigna Corp. (Health Care Providers & Svs.)		5,100	462,519
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,300	241,362
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	14,478	1,022,581
Humana, Inc. (Health Care Providers & Svs.)		3,000	390,870
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,600	162,800
McKesson Corp. (Health Care Providers & Svs.)		4,500	876,015
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,700	70,431
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,800	169,904
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,912	113,554
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		18,900	1,630,125
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,800	188,100
WellPoint, Inc. (Health Care Providers & Svs.)		5,300	633,986
Cerner Corp. (Health Care Technology)	(a)	5,900	351,463
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		6,500	370,370
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,200	95,920
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,700	937,090
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,600	158,592
AbbVie, Inc. (Pharmaceuticals)		30,900	1,784,784
Actavis PLC (Pharmaceuticals)	(a)	5,120	1,235,354
Allergan, Inc. (Pharmaceuticals)		5,800	1,033,502
Bristol-Myers Squibb Co. (Pharmaceuticals)		32,169	1,646,409
Eli Lilly & Co. (Pharmaceuticals)		19,100	1,238,635
Hospira, Inc. (Pharmaceuticals)	(a)	3,310	172,219
Johnson & Johnson (Pharmaceuticals)		54,700	5,830,473
Mallinckrodt PLC (Pharmaceuticals)	(a)	2,200	198,330
Merck & Co., Inc. (Pharmaceuticals)		55,994	3,319,324
Mylan, Inc. (Pharmaceuticals)	(a)	7,300	332,077
Perrigo Co. PLC (Pharmaceuticals)		2,600	390,494
Pfizer, Inc. (Pharmaceuticals)		123,010	3,637,406
Zoetis, Inc. (Pharmaceuticals)		9,700	358,415
			47,213,546
INDUSTRIALS - 9.8%
Boeing Co. / The (Aerospace & Defense)		13,000	1,655,940
General Dynamics Corp. (Aerospace & Defense)		6,200	787,958
Honeywell International, Inc. (Aerospace & Defense)		15,200	1,415,424
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	202,164
Lockheed Martin Corp. (Aerospace & Defense)		5,200	950,456
Northrop Grumman Corp. (Aerospace & Defense)		4,000	527,040
Precision Castparts Corp. (Aerospace & Defense)		2,800	663,264
Raytheon Co. (Aerospace & Defense)		6,000	609,720
Rockwell Collins, Inc. (Aerospace & Defense)		2,600	204,100
Textron, Inc. (Aerospace & Defense)		5,400	194,346
United Technologies Corp. (Aerospace & Defense)		16,500	1,742,400
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,900	192,328
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,800	154,204
FedEx Corp. (Air Freight & Logistics)		5,200	839,540
United Parcel Service, Inc. Class B (Air Freight & Logistics)		13,600	1,336,744
Delta Air Lines, Inc. (Airlines)		16,400	592,860
Southwest Airlines Co. (Airlines)		13,300	449,141
Allegion PLC (Building Products)		1,900	90,516
Masco Corp. (Building Products)		6,900	165,048
ADT Corp. / The (Commercial Svs. & Supplies)		3,350	118,791
Cintas Corp. (Commercial Svs. & Supplies)		1,900	134,121
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,900	97,461
Republic Services, Inc. (Commercial Svs. & Supplies)		4,880	190,418
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,600	186,496
Tyco International Ltd. (Commercial Svs. & Supplies)		8,600	383,302
Waste Management, Inc. (Commercial Svs. & Supplies)		8,400	399,252
Fluor Corp. (Construction & Engineering)		3,100	207,049
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,600	126,932
Quanta Services, Inc. (Construction & Engineering)	(a)	4,200	152,418
AMETEK, Inc. (Electrical Equip.)		4,800	241,008
Eaton Corp. PLC (Electrical Equip.)		9,236	585,285
Emerson Electric Co. (Electrical Equip.)		13,500	844,830
Rockwell Automation, Inc. (Electrical Equip.)		2,700	296,676
3M Co. (Industrial Conglomerates)		12,600	1,785,168
Danaher Corp. (Industrial Conglomerates)		11,800	896,564
General Electric Co. (Industrial Conglomerates)		194,700	4,988,214
Roper Industries, Inc. (Industrial Conglomerates)		1,900	277,951
Caterpillar, Inc. (Machinery)		12,200	1,208,166
Cummins, Inc. (Machinery)		3,300	435,534
Deere & Co. (Machinery)		7,000	573,930
Dover Corp. (Machinery)		3,200	257,056
Flowserve Corp. (Machinery)		2,700	190,404
Illinois Tool Works, Inc. (Machinery)		7,100	599,382
Ingersoll-Rand PLC (Machinery)		5,200	293,072
Joy Global, Inc. (Machinery)		1,900	103,626
PACCAR, Inc. (Machinery)		6,912	393,120
Pall Corp. (Machinery)		2,100	175,770
Parker Hannifin Corp. (Machinery)		2,900	331,035
Pentair PLC (Machinery)		3,703	242,509
Snap-on, Inc. (Machinery)		1,100	133,188
Stanley Black & Decker, Inc. (Machinery)		3,047	270,543
Xylem, Inc. (Machinery)		3,500	124,215
Dun & Bradstreet Corp. / The (Professional Svs.)		700	82,229
Equifax, Inc. (Professional Svs.)		2,400	179,376
Nielsen NV (Professional Svs.)		5,900	261,547
Robert Half International, Inc. (Professional Svs.)		2,700	132,300
CSX Corp. (Road & Rail)		19,400	621,964
Kansas City Southern (Road & Rail)		2,100	254,520
Norfolk Southern Corp. (Road & Rail)		6,000	669,600
Ryder System, Inc. (Road & Rail)		1,000	89,970
Union Pacific Corp. (Road & Rail)		17,400	1,886,508
Fastenal Co. (Trading Companies & Distributors)		5,300	237,970
United Rentals, Inc. (Trading Companies & Distributors)	(a)	1,900	211,090
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,200	301,980
			34,945,733
INFORMATION TECHNOLOGY - 18.8%
Cisco Systems, Inc. (Communications Equip.)		98,900	2,489,313
F5 Networks, Inc. (Communications Equip.)	(a)	1,400	166,236
Harris Corp. (Communications Equip.)		2,000	132,800
Juniper Networks, Inc. (Communications Equip.)		7,800	172,770
Motorola Solutions, Inc. (Communications Equip.)		4,314	272,990
QUALCOMM, Inc. (Communications Equip.)		32,500	2,430,025
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		3,000	299,580
Corning, Inc. (Electronic Equip., Instr. & Comp.)		25,000	483,500
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,700	84,618
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		3,900	78,663
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		7,900	436,791
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,500	209,300
eBay, Inc. (Internet Software & Svs.)	(a)	21,900	1,240,197
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	37,800	2,987,712
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,525	3,250,965
Google, Inc. Class C (Internet Software & Svs.)	(a)	5,525	3,189,914
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,200	121,264
Yahoo!, Inc. (Internet Software & Svs.)	(a)	17,900	729,425
Accenture PLC Class A (IT Svs.)		12,200	992,104
Alliance Data Systems Corp. (IT Svs.)	(a)	1,100	273,097
Automatic Data Processing, Inc. (IT Svs.)		9,300	772,644
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	11,800	528,286
Computer Sciences Corp. (IT Svs.)		2,800	171,220
Fidelity National Information Services, Inc. (IT Svs.)		5,500	309,650
Fiserv, Inc. (IT Svs.)	(a)	4,800	310,248
International Business Machines Corp. (IT Svs.)		18,050	3,426,432
MasterCard, Inc. Class A (IT Svs.)		19,100	1,411,872
Paychex, Inc. (IT Svs.)		6,300	278,460
Teradata Corp. (IT Svs.)	(a)	3,000	125,760
Total System Services, Inc. (IT Svs.)		3,177	98,360
Visa, Inc. (IT Svs.)		9,600	2,048,352
Western Union Co. / The (IT Svs.)		10,247	164,362
Xerox Corp. (IT Svs.)		21,002	277,856
Altera Corp. (Semiconductors & Equip.)		6,000	214,680
Analog Devices, Inc. (Semiconductors & Equip.)		6,100	301,889
Applied Materials, Inc. (Semiconductors & Equip.)		23,600	509,996
Avago Technologies Ltd. (Semiconductors & Equip.)		4,900	426,300
Broadcom Corp. Class A (Semiconductors & Equip.)		10,450	422,389
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,450	95,425
Intel Corp. (Semiconductors & Equip.)		96,100	3,346,202
KLA-Tencor Corp. (Semiconductors & Equip.)		3,200	252,096
Lam Research Corp. (Semiconductors & Equip.)		3,125	233,438
Linear Technology Corp. (Semiconductors & Equip.)		4,600	204,194
Microchip Technology, Inc. (Semiconductors & Equip.)		3,900	184,197
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	20,800	712,608
NVIDIA Corp. (Semiconductors & Equip.)		10,000	184,500
Texas Instruments, Inc. (Semiconductors & Equip.)		20,700	987,183
Xilinx, Inc. (Semiconductors & Equip.)		5,200	220,220
Adobe Systems, Inc. (Software)	(a)	9,200	636,548
Autodesk, Inc. (Software)	(a)	4,400	242,440
CA, Inc. (Software)		6,200	173,228
Citrix Systems, Inc. (Software)	(a)	3,200	228,288
Electronic Arts, Inc. (Software)	(a)	6,100	217,221
Intuit, Inc. (Software)		5,500	482,075
Microsoft Corp. (Software)		159,900	7,412,964
Oracle Corp. (Software)		63,100	2,415,468
Red Hat, Inc. (Software)	(a)	3,700	207,755
salesforce.com, Inc. (Software)	(a)	11,200	644,336
Symantec Corp. (Software)		13,394	314,893
Apple, Inc. (Tech. Hardware, Storage & Periph.)		116,200	11,707,150
EMC Corp. (Tech. Hardware, Storage & Periph.)		39,400	1,152,844
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		36,200	1,284,014
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,200	266,352
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		4,400	430,980
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		6,300	360,801
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		4,300	418,476
			66,855,916
MATERIALS - 3.3%
Air Products & Chemicals, Inc. (Chemicals)		3,700	481,666
Airgas, Inc. (Chemicals)		1,300	143,845
CF Industries Holdings, Inc. (Chemicals)		1,000	279,220
Dow Chemical Co. / The (Chemicals)		21,800	1,143,192
Eastman Chemical Co. (Chemicals)		2,900	234,581
Ecolab, Inc. (Chemicals)		5,200	597,116
E.I. du Pont de Nemours & Co. (Chemicals)		17,800	1,277,328
FMC Corp. (Chemicals)		2,600	148,694
International Flavors & Fragrances, Inc. (Chemicals)		1,600	153,408
LyondellBasell Industries NV Class A (Chemicals)		8,300	901,878
Monsanto Co. (Chemicals)		10,186	1,146,027
Mosaic Co. / The (Chemicals)		6,200	275,342
PPG Industries, Inc. (Chemicals)		2,700	531,198
Praxair, Inc. (Chemicals)		5,700	735,300
Sherwin-Williams Co. / The (Chemicals)		1,600	350,384
Sigma-Aldrich Corp. (Chemicals)		2,300	312,823
Martin Marietta Materials, Inc. (Construction Materials)		1,200	154,728
Vulcan Materials Co. (Construction Materials)		2,500	150,575
Avery Dennison Corp. (Containers & Packaging)		1,800	80,370
Ball Corp. (Containers & Packaging)		2,700	170,829
Bemis Co., Inc. (Containers & Packaging)		1,900	72,238
MeadWestvaco Corp. (Containers & Packaging)		3,300	135,102
Owens-Illinois, Inc. (Containers & Packaging)	(a)	3,200	83,360
Sealed Air Corp. (Containers & Packaging)		4,100	143,008
Alcoa, Inc. (Metals & Mining)		22,800	366,852
Allegheny Technologies, Inc. (Metals & Mining)		2,100	77,910
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		20,152	657,963
Newmont Mining Corp. (Metals & Mining)		9,700	223,585
Nucor Corp. (Metals & Mining)		6,200	336,536
International Paper Co. (Paper & Forest Products)		8,300	396,242
			11,761,300
TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		100,578	3,544,369
CenturyLink, Inc. (Diversified Telecom. Svs.)		11,072	452,734
Frontier Communications Corp. (Diversified Telecom. Svs.)		19,441	126,561
Verizon Communications, Inc. (Diversified Telecom. Svs.)		80,400	4,019,196
Windstream Holdings, Inc. (Diversified Telecom. Svs.)		11,696	126,083
			8,268,943
UTILITIES - 2.9%
American Electric Power Co., Inc. (Electric Utilities)		9,500	495,995
Duke Energy Corp. (Electric Utilities)		13,743	1,027,564
Edison International (Electric Utilities)		6,300	352,296
Entergy Corp. (Electric Utilities)		3,500	270,655
Exelon Corp. (Electric Utilities)		16,690	568,962
FirstEnergy Corp. (Electric Utilities)		8,134	273,058
NextEra Energy, Inc. (Electric Utilities)		8,500	797,980
Northeast Utilities (Electric Utilities)		6,100	270,230
Pepco Holdings, Inc. (Electric Utilities)		4,900	131,124
Pinnacle West Capital Corp. (Electric Utilities)		2,100	114,744
PPL Corp. (Electric Utilities)		12,900	423,636
Southern Co. / The (Electric Utilities)		17,400	759,510
Xcel Energy, Inc. (Electric Utilities)		9,800	297,920
AGL Resources, Inc. (Gas Utilities)		2,286	117,363
AES Corp. (Ind. Power & Renewable Elec.)		12,900	182,922
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6,600	201,168
Ameren Corp. (Multi-Utilities)		4,700	180,151
CenterPoint Energy, Inc. (Multi-Utilities)		8,300	203,101
CMS Energy Corp. (Multi-Utilities)		5,300	157,198
Consolidated Edison, Inc. (Multi-Utilities)		5,700	322,962
Dominion Resources, Inc. (Multi-Utilities)		11,300	780,717
DTE Energy Co. (Multi-Utilities)		3,400	258,672
Integrys Energy Group, Inc. (Multi-Utilities)		1,512	98,008
NiSource, Inc. (Multi-Utilities)		6,100	249,978
PG&E Corp. (Multi-Utilities)		9,100	409,864
Public Service Enterprise Group, Inc. (Multi-Utilities)		9,800	364,952
SCANA Corp. (Multi-Utilities)		2,800	138,908
Sempra Energy (Multi-Utilities)		4,500	474,210
TECO Energy, Inc. (Multi-Utilities)		4,500	78,210
Wisconsin Energy Corp. (Multi-Utilities)		4,400	189,200
			10,191,258
Total Common Stocks (Cost $214,170,929)			$340,028,870

Exchange Traded Funds - 4.2%		Shares	Value
SPDR S&P 500 ETF Trust		76,075	$14,988,297
Total Exchange Traded Funds (Cost $14,784,898)			$14,988,297

Total Investments - 99.7% (Cost $228,955,827)	(b)		$355,017,167
Other Assets in Excess of Liabilities - 0.3%			1,104,567
Net Assets - 100.0%			$356,121,734

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 99.7%		Shares	Value
CONSUMER DISCRETIONARY - 3.6%
McDonald's Corp. (Hotels, Restaurants & Leisure)		126,245	$11,969,288
CONSUMER STAPLES - 28.3%
Coca-Cola Co. / The (Beverages)		121,350	5,176,791
PepsiCo, Inc. (Beverages)		37,300	3,472,257
General Mills, Inc. (Food Products)		67,100	3,385,195
Kellogg Co. (Food Products)		54,875	3,380,300
Kraft Foods Group, Inc. (Food Products)		226,230	12,759,372
Unilever PLC (Food Products)	(a)	102,400	4,286,226
Kimberly-Clark Corp. (Household Products)		79,675	8,570,640
Procter & Gamble Co. / The (Household Products)		117,150	9,810,141
Altria Group, Inc. (Tobacco)		345,400	15,867,676
Philip Morris International, Inc. (Tobacco)		159,545	13,306,053
Reynolds American, Inc. (Tobacco)		225,220	13,287,980
			93,302,631
ENERGY - 18.8%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,239,200	9,065,108
Chevron Corp. (Oil, Gas & Consumable Fuels)		51,480	6,142,594
ConocoPhillips (Oil, Gas & Consumable Fuels)		123,055	9,416,169
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		97,590	3,741,601
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	326,220	12,896,691
Total SA (Oil, Gas & Consumable Fuels)	(a)	154,820	10,025,284
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		193,150	10,690,852
			61,978,299
FINANCIALS - 8.2%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		87,000	5,427,060
HCP, Inc. (Real Estate Investment Trusts)		157,590	6,257,899
Health Care REIT, Inc. (Real Estate Investment Trusts)		95,000	5,925,150
Realty Income Corp. (Real Estate Investment Trusts)		82,100	3,348,859
Ventas, Inc. (Real Estate Investment Trusts)		99,030	6,134,909
			27,093,877
HEALTH CARE - 12.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)		65,875	3,371,482
Eli Lilly & Co. (Pharmaceuticals)		61,990	4,020,051
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	576,056	13,159,423
Johnson & Johnson (Pharmaceuticals)		71,660	7,638,239
Merck & Co., Inc. (Pharmaceuticals)		190,900	11,316,552
			39,505,747
TELECOMMUNICATION SERVICES - 12.4%
AT&T, Inc. (Diversified Telecom. Svs.)		406,310	14,318,364
BCE, Inc. (Diversified Telecom. Svs.)		78,780	3,368,699
Verizon Communications, Inc. (Diversified Telecom. Svs.)		288,301	14,412,167
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		260,473	8,566,957
			40,666,187
UTILITIES - 16.4%
American Electric Power Co., Inc. (Electric Utilities)		75,700	3,952,297
Duke Energy Corp. (Electric Utilities)		131,806	9,855,135
PPL Corp. (Electric Utilities)		255,900	8,403,756
Southern Co. / The (Electric Utilities)		197,960	8,640,954
SSE PLC (Electric Utilities)	(a)	301,800	7,557,133
Dominion Resources, Inc. (Multi-Utilities)		62,225	4,299,125
National Grid PLC (Multi-Utilities)	(a)	781,000	11,226,730
			53,935,130
Total Common Stocks (Cost $297,470,477)			$328,451,159

Money Market Funds - 23.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		40,459,000	$40,459,000
Invesco Short-Term Investments Trust
STIC Prime Portfolio - Institutional Class		35,202,000	35,202,000
Total Money Market Funds (Cost $75,661,000)			$75,661,000

Total Investments - 122.7% (Cost $373,131,477)	(b)		$404,112,159
Liabilities in Excess of Other Assets - (22.7)%			(74,636,764)
Net Assets - 100.0%			$329,475,395

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $68,216,595, or 20.7% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Corporate Bonds - 98.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 28.8%
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	$700,000	$740,250
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	418,000
American Axle & Manufacturing, Inc. (Auto Components)		5.125%	02/15/2019	75,000	75,000
Exide Technologies (Acquired 07/20/2011 through 01/05/2012, Cost $304,972)(Auto Components)	(a)(f)	8.625%	02/01/2018	325,000	87,750
Gates Global LLC / Gates Global Co. (Auto Components)	(b)	6.000%	07/15/2022	700,000	661,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	850,000	903,125
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	782,094
Lear Corp. (Auto Components)		4.750%	01/15/2023	625,000	620,312
Lear Corp. (Auto Components)		5.375%	03/15/2024	225,000	227,250
Stackpole International Intermediate / Stackpole International Powder (Auto Components)	(b)	7.750%	10/15/2021	925,000	936,562
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	339,137
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,250,000	1,212,125
General Motors Financial Co., Inc. (Automobiles)		4.250%	05/15/2023	325,000	327,031
General Motors Financial Co., Inc. (Automobiles)		3.500%	07/10/2019	150,000	151,322
Affinia Group, Inc. (Distributors)		7.750%	05/01/2021	1,125,000	1,161,562
ServiceMaster Co. / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	304,500
ServiceMaster Co. / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	465,750
ServiceMaster Co. / The (Diversified Consumer Svs.)		8.000%	02/15/2020	488,000	518,500
ServiceMaster Co. / The (Diversified Consumer Svs.)		7.000%	08/15/2020	649,000	678,205
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	04/01/2022	700,000	699,125
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	05/15/2018	600,000	585,000
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.250%	03/15/2021	125,000	123,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	5.375%	06/01/2024	375,000	364,219
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	450,000	425,250
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5.750%	07/01/2022	400,000	428,000
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.375%	12/15/2021	225,000	226,125
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		4.875%	11/01/2020	625,000	640,431
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	375,000	384,375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)	(b)	5.625%	10/15/2021	300,000	309,562
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	1,125,000	1,254,375
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	425,000	453,687
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	09/01/2021	450,000	459,562
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	900,000	942,750
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		5.875%	11/01/2021	1,075,000	994,375
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	574,750
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		6.375%	08/01/2021	650,000	682,500
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	607,000	652,525
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	1,225,000	1,188,250
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	860,000	933,100
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	800,000	780,000
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	900,000	942,750
B.C. Mountain LLC / B.C. Mountain Finance, Inc. (Household Durables)	(b)	7.000%	02/01/2021	300,000	277,500
RSI Home Products, Inc. (Household Durables)	(b)	6.875%	03/01/2018	500,000	523,750
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,175,000	1,245,500
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,010,000	1,075,650
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)		7.875%	05/01/2020	800,000	784,000
Altice SA (Media)	(b)	7.750%	05/15/2022	925,000	957,375
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	629,625
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	347,375
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (Media)	(b)	5.250%	02/15/2022	100,000	100,125
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (Media)	(b)	5.625%	02/15/2024	75,000	75,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	79,406
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	526,875
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	144,562
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	324,594
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,273,406
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	350,000	361,812
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	750,000	720,937
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	100,000	96,250
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	175,000	181,125
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	279,812
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,400,000	1,438,500
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	700,000	768,250
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	1,025,000	1,054,469
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,600,000	1,636,000
Entercom Radio LLC (Media)		10.500%	12/01/2019	575,000	632,500
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	800,000	828,000
Gannett Co., Inc. (Media)	(b)	5.125%	10/15/2019	200,000	202,500
Gannett Co., Inc. (Media)	(b)	6.375%	10/15/2023	775,000	807,938
Gannett Co., Inc. (Media)	(b)	4.875%	09/15/2021	75,000	72,750
Gannett Co., Inc. (Media)	(b)	5.500%	09/15/2024	75,000	74,062
Gray Television, Inc. (Media)		7.500%	10/01/2020	700,000	719,250
Igloo Holdings Corp. (Media)	(b)(d)	8.250%	12/15/2017	750,000	762,187
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	1,050,000	1,048,687
Intelsat Jackson Holdings SA (Media)		6.625%	12/15/2022	825,000	841,500
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	527,312
Intelsat Luxembourg SA (Media)		7.750%	06/01/2021	325,000	332,719
Intelsat Luxembourg SA (Media)		8.125%	06/01/2023	750,000	785,625
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	258,750
Lamar Media Corp. (Media)		5.000%	05/01/2023	725,000	701,437
Nielsen Co. Luxembourg SARL / The (Media)	(b)	5.500%	10/01/2021	175,000	176,750
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	450,000	437,625
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	925,000	915,750
Numericable Group SA (Media)	(b)	4.875%	05/15/2019	200,000	198,250
Numericable Group SA (Media)	(b)	6.000%	05/15/2022	575,000	580,031
Numericable Group SA (Media)	(b)	6.250%	05/15/2024	400,000	399,500
Radio One, Inc. (Media)	(b)	9.250%	02/15/2020	725,000	726,812
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	545,875
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	100,750
Sinclair Television Group, Inc. (Media)	(b)	5.625%	08/01/2024	575,000	556,312
Sirius XM Radio, Inc. (Media)	(b)	4.250%	05/15/2020	150,000	144,000
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	1,300,000	1,215,500
Sirius XM Radio, Inc. (Media)	(b)	6.000%	07/15/2024	275,000	279,812
Time, Inc. (Media)	(b)	5.750%	04/15/2022	475,000	456,000
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	450,000	487,125
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	01/15/2023	475,000	482,125
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	475,000	492,812
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	800,000	850,000
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(d)	9.750%	10/15/2019	675,000	631,125
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	500,000	477,500
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	759,437
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. (Specialty Retail)	(b)(d)	7.500%	08/01/2018	541,000	553,172
Michaels Stores, Inc. (Specialty Retail)	(b)	5.875%	12/15/2020	925,000	922,687
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)	8.000%	10/15/2021	275,000	287,375
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)(d)	8.750%	10/15/2021	950,000	1,004,625
New Academy Finance Co. LLC / New Academy Finance Corp. (Specialty Retail)	(b)(d)	8.000%	06/15/2018	850,000	850,000
Party City Holdings, Inc. (Specialty Retail)		8.875%	08/01/2020	550,000	596,750
PC Nextco Holdings LLC / PC Nextco Finance, Inc. (Specialty Retail)		8.750%	08/15/2019	1,250,000	1,262,500
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	650,000	685,750
Petco Holdings, Inc. (Specialty Retail)	(b)(d)	8.500%	10/15/2017	975,000	992,062
Sally Holdings LLC , Inc. (Specialty Retail)		6.875%	11/15/2019	700,000	745,500
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	375,000	368,437
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	625,000	615,625
					67,949,500
CONSUMER STAPLES - 3.8%
B&G Foods, Inc. (Food Products)		4.625%	06/01/2021	375,000	358,125
Big Heart Pet Brands (Food Products)		7.625%	02/15/2019	1,202,000	1,194,487
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(b)	6.500%	05/01/2022	1,100,000	1,075,250
H.J. Heinz Co. (Food Products)		4.250%	10/15/2020	1,100,000	1,095,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	05/01/2021	1,175,000	1,139,750
Shearer's Foods LLC / Chip Finance Corp. (Food Products)	(b)	9.000%	11/01/2019	525,000	573,562
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	1,050,000	1,113,000
Sun Merger Sub., Inc. (Food Products)	(b)	5.250%	08/01/2018	100,000	100,500
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	101,500
TreeHouse Foods, Inc. (Food Products)		4.875%	03/15/2022	75,000	74,062
WhiteWave Foods Co. / The (Food Products)		5.375%	10/01/2022	150,000	151,875
Spectrum Brands, Inc. (Household Products)		6.750%	03/15/2020	650,000	679,250
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	675,000	632,812
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	187,250
Prestige Brands, Inc. (Personal Products)	(b)	5.375%	12/15/2021	575,000	543,375
					9,020,673
ENERGY - 11.5%
CGG SA (Energy Equip. & Svs.)	(b)	6.875%	01/15/2022	1,250,000	1,115,625
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	600,000	645,000
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	425,000	437,750
FTS International, Inc. (Energy Equip. & Svs.)	(b)	6.250%	05/01/2022	775,000	765,312
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	525,000	564,375
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.125%	12/01/2022	375,000	365,156
Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	875,000	894,687
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	06/15/2021	725,000	721,375
Athlon Holdings LP / Athlon Finance Corp. (Oil, Gas & Consumable Fuels)		7.375%	04/15/2021	550,000	600,875
Athlon Holdings LP / Athlon Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	05/01/2022	300,000	322,500
BreitBurn Energy Partners LP / BreitBurn Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/15/2022	800,000	814,000
California Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	09/15/2021	150,000	152,437
California Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	11/15/2024	475,000	489,250
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	600,875
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	756,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	540,094
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,725,000	1,772,437
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.500%	12/15/2021	1,025,000	1,009,625
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.875%	03/15/2024	125,000	117,812
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	7.750%	11/01/2020	225,000	235,687
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	125,000	121,875
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	491,625
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	450,000	508,500
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	550,000	587,125
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		5.500%	01/15/2021	300,000	304,500
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/01/2022	375,000	378,750
Legacy Reserves LP / Legacy Reserves Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	12/01/2021	850,000	837,250
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	675,000	701,156
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	300,000	303,750
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	09/15/2021	125,000	122,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	616,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	325,000	316,875
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)		5.625%	07/01/2024	400,000	431,000
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	950,000	969,000
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	286,344
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	178,500
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/01/2023	225,000	218,812
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	150,000	157,125
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	10/01/2022	200,000	197,750
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.625%	07/15/2022	600,000	595,500
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.625%	10/01/2022	100,000	100,750
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	03/15/2022	300,000	316,125
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	225,000	228,375
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.625%	02/01/2021	950,000	980,875
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	525,000	514,500
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	500,000	501,875
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	200,000	195,250
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	275,000	264,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	650,000	638,625
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	425,000	412,781
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	547,000	568,880
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	337,187
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	806,000
					27,110,532
FINANCIALS - 4.4%
CIT Group, Inc. (Banks)		5.250%	03/15/2018	675,000	696,937
CIT Group, Inc. (Banks)		5.375%	05/15/2020	225,000	233,156
CIT Group, Inc. (Banks)		4.250%	08/15/2017	600,000	607,500
CIT Group, Inc. (Banks)		5.000%	08/01/2023	475,000	472,625
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	261,250
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	650,000	693,875
Nuveen Investments, Inc. (Capital Markets)	(b)	9.500%	10/15/2020	775,000	902,875
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	975,000	996,937
Ally Financial, Inc. (Consumer Finance)		4.750%	09/10/2018	300,000	308,250
Interactive Data Corp. (Diversified Financial Svs.)	(b)	5.875%	04/15/2019	700,000	694,750
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		9.625%	06/15/2018	1,125,000	1,161,562
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		8.125%	06/15/2018	525,000	544,687
Hockey Merger Sub 2, Inc. (Insurance)	(b)	7.875%	10/01/2021	575,000	591,531
Onex York Acquisition Corp. (Insurance)	(b)	8.500%	10/01/2022	350,000	349,125
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	577,500
Iron Mountain, Inc. (Real Estate Investment Trusts)		7.750%	10/01/2019	525,000	563,063
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(b)(d)	8.125%	07/15/2019	600,000	589,500
					10,245,123
HEALTH CARE - 10.3%
Grifols Worldwide Operations Ltd. (Biotechnology)	(b)	5.250%	04/01/2022	625,000	618,750
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(b)	6.625%	05/15/2022	1,775,000	1,619,688
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,200,000	1,212,000
Hologic, Inc. (Health Care Equip. & Supplies)		6.250%	08/01/2020	525,000	542,063
Teleflex, Inc. (Health Care Equip. & Supplies)	(b)	5.250%	06/15/2024	150,000	147,375
VWR Funding, Inc. (Health Care Equip. & Supplies)		7.250%	09/15/2017	850,000	888,250
Amsurg Corp. (Health Care Providers & Svs.)	(b)	5.625%	07/15/2022	625,000	621,875
Catamaran Corp. (Health Care Providers & Svs.)		4.750%	03/15/2021	150,000	144,656
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.125%	08/01/2021	300,000	300,750
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.875%	02/01/2022	1,175,000	1,230,813
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	450,000	468,000
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.125%	07/15/2024	450,000	442,969
Envision Healthcare Corp. (Health Care Providers & Svs.)	(b)	5.125%	07/01/2022	975,000	962,813
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,525,000	1,633,656
HCA Holdings, Inc. (Health Care Providers & Svs.)		6.250%	02/15/2021	225,000	236,250
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	2,175,000	2,145,094
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	300,781
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	281,875
Jaguar Holding Co. I (Health Care Providers & Svs.)	(b)(d)	9.375%	10/15/2017	950,000	961,875
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	9.500%	12/01/2019	800,000	861,000
LifePoint Hospitals, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	750,000	763,125
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.625%	04/01/2022	1,300,000	1,316,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	775,000	758,531
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	850,000	818,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	725,000	797,500
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.000%	04/01/2020	850,000	920,125
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	600,000	669,750
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	06/01/2020	700,000	742,000
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	1,725,000	1,852,219
					24,258,158
INDUSTRIALS - 11.6%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	1,150,000	1,198,875
B/E Aerospace, Inc. (Aerospace & Defense)		5.250%	04/01/2022	425,000	460,063
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	268,125
TransDigm, Inc. (Aerospace & Defense)		7.500%	07/15/2021	300,000	321,750
TransDigm, Inc. (Aerospace & Defense)	(b)	6.000%	07/15/2022	550,000	543,813
TransDigm, Inc. (Aerospace & Defense)	(b)	6.500%	07/15/2024	475,000	473,813
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	333,125
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	236,250
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	393,750
CPG Merger Sub. LLC (Building Products)	(b)	8.000%	10/01/2021	225,000	228,938
Hillman Group, Inc. / The (Building Products)	(b)	6.375%	07/15/2022	800,000	778,000
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	800,000	860,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	634,500
Nortek, Inc. (Building Products)		8.500%	04/15/2021	550,000	594,000
Ply Gem Industries, Inc. (Building Products)		6.500%	02/01/2022	500,000	476,875
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	700,000	742,000
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	175,000	179,375
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	625,000	634,375
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	150,000	152,250
Aramark Services, Inc. (Commercial Svs. & Supplies)		5.750%	03/15/2020	1,350,000	1,390,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	600,000	600,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	650,000	650,000
Jurassic Holdings III, Inc. (Commercial Svs. & Supplies)	(b)	6.875%	02/15/2021	775,000	776,938
Light Tower Rentals, Inc. (Commercial Svs. & Supplies)	(b)	8.125%	08/01/2019	225,000	228,375
Logo Merger Sub Corp. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,200,000	1,254,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		6.125%	06/15/2023	100,000	103,250
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	106,750
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.750%	11/15/2024	100,000	101,560
MasTec, Inc. (Construction & Engineering)		4.875%	03/15/2023	275,000	260,563
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	1,100,000	1,160,500
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	975,000	982,313
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	341,000	368,280
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	200,000	211,500
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	587,000	599,474
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	480,000	518,400
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2021	375,000	375,938
Schaeffler Finance BV (Machinery)	(b)	4.250%	05/15/2021	250,000	241,250
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.875%	08/15/2018	475,000	496,375
Titan International, Inc. (Machinery)		6.875%	10/01/2020	250,000	246,250
Waterjet Holdings, Inc. (Machinery)	(b)	7.625%	02/01/2020	175,000	181,563
Anna Merger Sub., Inc. (Professional Svs.)	(b)	7.750%	10/01/2022	750,000	755,625
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,063,438
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	381,563
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	625,000	614,063
Interline Brands, Inc. (Trading Companies & Distributors)	(d)	10.000%	11/15/2018	775,000	811,813
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	1,250,000	1,309,375
International Lease Finance Corp. (Trading Companies & Distributors)		4.625%	04/15/2021	1,150,000	1,143,531
Rexel SA (Trading Companies & Distributors)	(b)	5.250%	06/15/2020	750,000	757,031
					27,200,095
INFORMATION TECHNOLOGY - 11.9%
CommScope Holding Co., Inc. (Communications Equip.)	(b)(d)	6.625%	06/01/2020	1,025,000	1,060,875
CommScope, Inc. (Communications Equip.)	(b)	5.500%	06/15/2024	525,000	518,438
Seagate HDD Cayman (Computers & Peripherals)		4.750%	06/01/2023	1,300,000	1,316,250
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	316,875
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	09/01/2022	725,000	737,688
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.250%	07/15/2024	375,000	360,938
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	575,000	625,313
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		4.625%	02/15/2020	300,000	301,500
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		5.000%	02/15/2023	325,000	325,813
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	7.250%	10/15/2022	175,000	175,000
Blackboard, Inc. (Internet Software & Svs.)	(b)	7.750%	11/15/2019	600,000	597,000
IAC / InterActiveCorp (Internet Software & Svs.)		4.750%	12/15/2022	1,100,000	1,061,500
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	400,000	388,000
Compiler Finance Sub, Inc. (IT Svs.)	(b)	7.000%	05/01/2021	750,000	712,500
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	975,000	1,028,625
First Data Corp. (IT Svs.)	(b)	8.750%	01/15/2022	2,825,000	3,008,625
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	86,000	88,688
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	210,000
SunGard Data Systems, Inc. (IT Svs.)		6.625%	11/01/2019	625,000	628,125
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	08/15/2022	375,000	380,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.000%	07/01/2024	525,000	502,031
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	04/01/2022	925,000	943,500
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	6.000%	01/15/2022	750,000	763,125
Magnachip Semiconductor Corp. (Semiconductors & Equip.)		6.625%	07/15/2021	875,000	809,375
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	204,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	203,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.750%	06/01/2018	375,000	370,313
ACI Worldwide, Inc. (Software)	(b)	6.375%	08/15/2020	175,000	182,000
Audatex North America, Inc. (Software)	(b)	6.000%	06/15/2021	825,000	849,750
Audatex North America, Inc. (Software)	(b)	6.125%	11/01/2023	100,000	103,000
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	725,000	699,625
Boxer Parent Co., Inc. (Software)	(b)(d)	9.000%	10/15/2019	775,000	716,875
Eagle Midco, Inc. (Software)	(b)	9.000%	06/15/2018	475,000	487,469
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,325,000	1,407,813
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(b)(d)	7.125%	05/01/2021	1,575,000	1,567,125
Infor U.S., Inc. (Software)		9.375%	04/01/2019	425,000	460,594
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	1,050,000	1,032,938
Sophia Holding Finance LP / Sophia Holding Finance, Inc. (Software)	(b)(d)	9.625%	12/01/2018	375,000	380,625
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,025,000	1,107,000
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	467,875
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	442,125
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	375,000	394,688
					27,937,224
MATERIALS - 9.1%
Ashland, Inc. (Chemicals)		4.750%	08/15/2022	600,000	588,000
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	975,000	1,050,563
Axiall Corp. (Chemicals)		4.875%	05/15/2023	100,000	96,375
Celanese U.S. Holdings LLC (Chemicals)		4.625%	11/15/2022	325,000	320,125
Eagle Spinco, Inc. (Chemicals)		4.625%	02/15/2021	375,000	361,875
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	919,125
Hexion U.S. Finance Corp. (Chemicals)		6.625%	04/15/2020	425,000	429,250
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	250,000	247,500
W.R. Grace & Co. (Chemicals)	(b)	5.125%	10/01/2021	150,000	153,000
W.R. Grace & Co. (Chemicals)	(b)	5.625%	10/01/2024	150,000	154,688
Ardagh Packaging Finance PLC (Containers & Packaging)	(b)	9.125%	10/15/2020	675,000	734,063
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	460,063
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	49,257
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	01/31/2021	200,000	200,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)(e)	3.234%	12/15/2019	200,000	194,250
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.000%	06/30/2021	200,000	192,500
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	875,000	818,125
Berry Plastics Corp. (Containers & Packaging)		5.500%	05/15/2022	1,425,000	1,373,344
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer (Containers & Packaging)	(b)	6.000%	06/15/2017	275,000	271,563
BWAY Holding Co. (Containers & Packaging)	(b)	9.125%	08/15/2021	1,150,000	1,161,500
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	01/15/2023	725,000	688,750
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	541,500
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	08/15/2021	775,000	806,000
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	238,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,325,000	1,407,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		7.125%	04/15/2019	25,000	25,969
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.000%	04/15/2019	675,000	706,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,475,000	1,508,188
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,100,000	1,226,500
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	133,906
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(b)	6.375%	05/01/2022	1,450,000	1,395,625
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	126,563
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.125%	10/01/2021	200,000	203,000
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.500%	10/01/2024	350,000	352,625
Wise Metals Group LLC / Wise Alloys Finance Corp. (Metals & Mining)	(b)	8.750%	12/15/2018	525,000	563,063
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp. (Metals & Mining)	(b)	9.750%	06/15/2019	475,000	505,281
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	800,000	768,000
Clearwater Paper Corp. (Paper & Forest Products)	(b)	5.375%	02/01/2025	500,000	495,000
					21,468,168
TELECOMMUNICATION SERVICES - 4.9%
Inmarsat Finance PLC (Diversified Telecom. Svs.)	(b)	4.875%	05/15/2022	600,000	588,000
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	725,000	775,750
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,175,000	1,216,243
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	175,000	179,165
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	725,000	753,909
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	902,344
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	925,000	888,000
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	525,000	554,531
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	385,438
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	852,031
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.875%	09/15/2023	675,000	718,875
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.125%	06/15/2024	275,000	278,094
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,600,000	1,684,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	75,000	76,969
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	201,750
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	634,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	462,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	150,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	225,000
					11,527,224
UTILITIES - 1.8%
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	442,125
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	490,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	396,180
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	825,000	789,938
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	6.000%	01/15/2022	175,000	185,063
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	1,275,000	1,238,344
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(b)	6.250%	05/01/2024	725,000	730,438
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $14,601)(Multi-Utilities)	(b)(g)	6.125%	03/25/2019	16,245	16,107
					4,288,195
Total Corporate Bonds (Cost $228,424,700)					$231,004,892

Common Stocks - 0.1%				Shares	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles)				4,679	$149,447
ENERGY - 0.0%
Lone Pine Resources Canada Ltd. (Acquired 07/10/2012, Cost $48,614)(Oil, Gas & Consumable Fuels)	(a)(c)(g)			6,236	11,724
Total Common Stocks (Cost $464,439)					$161,171

Warrants - 0.1%				Quantity	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)			4,253	$95,182
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)			4,253	61,456
Total Warrants (Cost $476,467)					$156,638

Money Market Funds - 25.6%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				29,666,000	$29,666,000
First American Prime Obligations Fund - Class Z				1,042,000	1,042,000
Short-Term Investments Trust - STIC Prime Portfolio				29,666,000	29,666,000
Total Money Market Funds (Cost 60,374,000)					$60,374,000

Total Investments - 123.9% (Cost $289,739,606)	(h)				$291,696,701
Liabilities in Excess of Other Assets - (23.9)%					(56,268,115)
Net Assets - 100.0%					$235,428,586

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $102,718,072, or 43.6% of the Portfolio's net assets. Unless also noted with (g), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) A market quotation for this investment was not readily available at September 30, 2014. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $11,724 or 0.0% of the Portfolio's net assets.
(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.
(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2014.
(f) Represents a security that is in default. Unless noted by (g), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(g) Represents a security deemed to be illiquid. At September 30, 2014, the value of illiquid securities in the Portfolio totaled $27,831, or 0.0% of the Portfolio's net assets.
(h) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 99.4%		Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Tenneco, Inc. (Auto Components)	(a)	10,980	$574,364
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	7,665	312,502
Sotheby's (Diversified Consumer Svs.)		5,400	192,888
Belmond Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	89,547	1,044,118
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,237	434,632
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	12,215	383,429
Universal Electronics, Inc. (Household Durables)	(a)	27,433	1,354,367
HomeAway, Inc. (Internet & Catalog Retail)	(a)	21,480	762,540
Genesco, Inc. (Specialty Retail)	(a)	31,920	2,386,020
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	34,156	1,516,185
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	8,360	812,425
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	20,918	674,187
Vince Holding Corp. (Textiles, Apparel & Luxury Goods)	(a)	15,662	473,932
			10,921,589
CONSUMER STAPLES - 4.7%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	15,416	538,481
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	25,982	422,987
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	8,510	523,025
Pinnacle Foods, Inc. (Food Products)		12,328	402,509
WhiteWave Foods Co. / The (Food Products)	(a)	40,425	1,468,640
			3,355,642
ENERGY - 5.0%
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	14,523	510,483
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4,696	351,167
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	19,950	1,065,330
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	39,125	1,040,725
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(a)	16,358	418,110
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8,888	233,399
			3,619,214
FINANCIALS - 7.7%
UMB Financial Corp. (Banks)		12,037	656,618
Fortress Investment Group LLC Class A (Capital Markets)		54,056	371,905
FXCM, Inc. Class A (Capital Markets)		27,036	428,521
Stifel Financial Corp. (Capital Markets)	(a)	20,601	965,981
Portfolio Recovery Associates, Inc. (Consumer Finance)	(a)	3,463	180,872
Enstar Group Ltd. (Insurance)	(a)	3,039	414,276
Geo Group, Inc. / The (Real Estate Investment Trusts)		21,206	810,493
Two Harbors Investment Corp. (Real Estate Investment Trusts)		33,605	324,960
Home Loan Servicing Solutions Ltd. (Thrifts & Mortgage Finance)		38,774	821,621
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	74,090	578,643
			5,553,890
HEALTH CARE - 23.1%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	22,606	765,891
Akebia Therapeutics, Inc. (Biotechnology)	(a)	13,677	302,672
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	17,309	423,551
CTI BioPharma Corp. (Biotechnology)	(a)	138,095	334,190
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	5,889	390,676
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	7,127	282,015
Isis Pharmaceuticals, Inc. (Biotechnology)	(a)	10,305	400,143
Keryx Biopharmaceuticals, Inc. (Biotechnology)	(a)	19,830	272,663
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	14,224	369,824
Ophthotech Corp. (Biotechnology)	(a)	14,629	569,507
Portola Pharmaceuticals, Inc. (Biotechnology)	(a)	12,437	314,407
Puma Biotechnology, Inc. (Biotechnology)	(a)	1,247	297,497
Receptos, Inc. (Biotechnology)	(a)	8,500	527,935
Seattle Genetics, Inc. (Biotechnology)	(a)	9,512	353,656
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	10,488	542,020
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		4,825	751,494
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	9,410	481,416
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	35,792	379,395
Natus Medical, Inc. (Health Care Equip. & Supplies)	(a)	15,033	443,624
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	8,964	687,360
Spectranetics Corp. / The (Health Care Equip. & Supplies)	(a)	22,979	610,552
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	14,016	374,648
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5,823	282,415
Air Methods Corp. (Health Care Providers & Svs.)	(a)	20,002	1,111,111
Centene Corp. (Health Care Providers & Svs.)	(a)	15,297	1,265,215
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	2,493	369,961
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	13,296	771,035
HMS Holdings Corp. (Health Care Technology)	(a)	16,754	315,813
MedAssets, Inc. (Health Care Technology)	(a)	33,946	703,361
Medidata Solutions, Inc. (Health Care Technology)	(a)	9,519	421,597
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	10,541	665,032
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	4,364	422,959
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	8,030	185,092
Theravance, Inc. (Pharmaceuticals)		13,253	226,494
			16,615,221
INDUSTRIALS - 15.6%
Hexcel Corp. (Aerospace & Defense)	(a)	33,182	1,317,325
JetBlue Airways Corp. (Airlines)	(a)	102,590	1,089,506
PGT, Inc. (Building Products)	(a)	20,682	192,756
Trex Co., Inc. (Building Products)	(a)	20,746	717,189
Waste Connections, Inc. (Commercial Svs. & Supplies)		22,682	1,100,531
EMCOR Group, Inc. (Construction & Engineering)		10,212	408,072
Northwest Pipe Co. (Construction & Engineering)	(a)	22,315	760,942
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	23,380	570,940
Chart Industries, Inc. (Machinery)	(a)	6,972	426,198
Colfax Corp. (Machinery)	(a)	15,549	885,827
Manitowoc Co., Inc. / The (Machinery)		28,174	660,680
Proto Labs, Inc. (Machinery)	(a)	3,691	254,679
WABCO Holdings, Inc. (Machinery)	(a)	5,572	506,773
Woodward, Inc. (Machinery)		13,894	661,632
Advisory Board Co. / The (Professional Svs.)	(a)	6,932	322,962
Paylocity Holding Corp. (Professional Svs.)	(a)	10,960	215,364
Landstar System, Inc. (Road & Rail)		10,655	769,184
Quality Distribution, Inc. (Road & Rail)	(a)	29,083	371,681
			11,232,241
INFORMATION TECHNOLOGY - 22.0%
Aruba Networks, Inc. (Communications Equip.)	(a)	16,378	353,437
Palo Alto Networks, Inc. (Communications Equip.)	(a)	9,010	883,881
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,368	759,024
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,930	274,839
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	14,365	988,025
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	22,075	759,601
Demandware, Inc. (Internet Software & Svs.)	(a)	14,258	726,017
E2open, Inc. (Internet Software & Svs.)	(a)	32,435	301,970
SciQuest, Inc. (Internet Software & Svs.)	(a)	24,144	363,126
Trulia, Inc. (Internet Software & Svs.)	(a)	10,317	504,501
WebMD Health Corp. (Internet Software & Svs.)	(a)	11,450	478,725
Cavium, Inc. (Semiconductors & Equip.)	(a)	26,300	1,307,899
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)	(a)	24,731	351,922
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	35,502	409,693
Teradyne, Inc. (Semiconductors & Equip.)		23,802	461,521
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	25,235	881,963
Aspen Technology, Inc. (Software)	(a)	20,408	769,790
CommVault Systems, Inc. (Software)	(a)	7,529	379,462
Fortinet, Inc. (Software)	(a)	28,572	721,872
Guidewire Software, Inc. (Software)	(a)	14,048	622,888
Imperva, Inc. (Software)	(a)	24,314	698,541
Manhattan Associates, Inc. (Software)	(a)	5,449	182,106
PTC, Inc. (Software)	(a)	14,167	522,762
Qualys, Inc. (Software)	(a)	24,424	649,678
Tableau Software, Inc. Class A (Software)	(a)	6,957	505,426
Ultimate Software Group, Inc. / The (Software)	(a)	5,214	737,833
Varonis Systems, Inc. (Software)	(a)	12,360	260,796
			15,857,298
MATERIALS - 6.1%
Chemtura Corp. (Chemicals)	(a)	9,816	229,007
Huntsman Corp. (Chemicals)		43,436	1,128,902
Quaker Chemical Corp. (Chemicals)		18,514	1,327,269
Martin Marietta Materials, Inc. (Construction Materials)		6,995	901,935
RTI International Metals, Inc. (Metals & Mining)	(a)	32,594	803,768
			4,390,881
Total Common Stocks (Cost $61,105,019)			$71,545,976

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		941,000	$941,000
Total Money Market Funds (Cost $941,000)			$941,000

Total Investments - 100.7% (Cost $62,046,019)	(b)		$72,486,976
Liabilities in Excess of Other Assets - (0.7)%			(489,256)
Net Assets - 100.0%			$71,997,720

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 97.5%		Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Tesla Motors, Inc. (Automobiles)	(a)	2,975	$721,973
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,950	485,805
Starbucks Corp. (Hotels, Restaurants & Leisure)		17,975	1,356,393
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,425	453,669
Garmin Ltd. (Household Durables)		4,600	239,154
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	11,050	3,562,962
Expedia, Inc. (Internet & Catalog Retail)		2,725	238,764
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	10,825	308,729
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,450	654,211
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,265	1,465,604
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	3,100	283,402
Mattel, Inc. (Leisure Products)		8,075	247,499
Charter Communications, Inc. Class A (Media)	(a)	2,600	393,562
Comcast Corp. Class A (Media)		51,447	2,766,820
DIRECTV (Media)	(a)	12,025	1,040,403
Discovery Communications, Inc. Class A (Media)	(a)	3,550	134,190
Discovery Communications, Inc. Class C (Media)	(a)	3,600	134,208
DISH Network Corp. Class A (Media)	(a)	5,325	343,888
Liberty Global PLC Class A (Media)	(a)	5,150	219,081
Liberty Media Corp. Class A (Media)	(a)	2,500	117,950
Liberty Media Corp. Class C (Media)	(a)	5,475	257,270
Sirius XM Holdings, Inc. (Media)	(a)	135,725	473,680
Twenty-First Century Fox, Inc. Class A (Media)		33,300	1,141,857
Viacom, Inc. Class B (Media)		8,900	684,766
Dollar Tree, Inc. (Multiline Retail)	(a)	4,925	276,145
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,825	317,630
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,475	372,141
Ross Stores, Inc. (Specialty Retail)		5,075	383,568
Staples, Inc. (Specialty Retail)		15,425	186,642
Tractor Supply Co. (Specialty Retail)		3,300	202,983
			19,464,949
CONSUMER STAPLES - 4.2%
Monster Beverage Corp. (Beverages)	(a)	4,000	366,680
Costco Wholesale Corp. (Food & Staples Retailing)		10,485	1,313,980
Whole Foods Market, Inc. (Food & Staples Retailing)		8,650	329,651
Keurig Green Mountain, Inc. (Food Products)		3,875	504,254
Kraft Foods Group, Inc. (Food Products)		14,225	802,290
Mondelez International, Inc. Class A (Food Products)		40,350	1,382,593
			4,699,448
HEALTH CARE - 14.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,725	783,499
Amgen, Inc. (Biotechnology)		18,172	2,552,439
Biogen Idec, Inc. (Biotechnology)	(a)	5,650	1,869,076
Celgene Corp. (Biotechnology)	(a)	19,125	1,812,667
Gilead Sciences, Inc. (Biotechnology)	(a)	36,175	3,850,829
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,375	856,235
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,700	640,167
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	850	392,547
Catamaran Corp. (Health Care Providers & Svs.)	(a)	4,975	209,696
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	17,850	1,260,745
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,025	235,852
Cerner Corp. (Health Care Technology)	(a)	8,150	485,495
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,325	545,034
Mylan, Inc. (Pharmaceuticals)	(a)	8,950	407,135
			15,901,416
INDUSTRIALS - 1.5%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,525	233,778
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,675	189,711
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,025	236,034
PACCAR, Inc. (Machinery)		8,489	482,812
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	3,975	242,038
Fastenal Co. (Trading Companies & Distributors)		7,100	318,790
			1,703,163
INFORMATION TECHNOLOGY - 58.5%
Cisco Systems, Inc. (Communications Equip.)		122,600	3,085,842
F5 Networks, Inc. (Communications Equip.)	(a)	1,775	210,763
QUALCOMM, Inc. (Communications Equip.)		40,120	2,999,772
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,275	255,645
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,625	1,445,774
eBay, Inc. (Internet Software & Svs.)	(a)	29,710	1,682,477
Equinix, Inc. (Internet Software & Svs.)	(a)	1,275	270,912
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	48,225	3,811,704
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,775	3,986,478
Google, Inc. Class C (Internet Software & Svs.)	(a)	8,100	4,676,616
Yahoo!, Inc. (Internet Software & Svs.)	(a)	23,810	970,257
Automatic Data Processing, Inc. (IT Svs.)		11,500	955,420
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	14,550	651,404
Fiserv, Inc. (IT Svs.)	(a)	5,974	386,129
Paychex, Inc. (IT Svs.)		8,695	384,319
Altera Corp. (Semiconductors & Equip.)		7,400	264,772
Analog Devices, Inc. (Semiconductors & Equip.)		7,525	372,412
Applied Materials, Inc. (Semiconductors & Equip.)		29,150	629,932
Avago Technologies Ltd. (Semiconductors & Equip.)		6,025	524,175
Broadcom Corp. Class A (Semiconductors & Equip.)		12,950	523,439
Intel Corp. (Semiconductors & Equip.)		118,495	4,125,996
KLA-Tencor Corp. (Semiconductors & Equip.)		3,950	311,181
Linear Technology Corp. (Semiconductors & Equip.)		5,705	253,245
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,800	205,632
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	25,625	877,913
NVIDIA Corp. (Semiconductors & Equip.)		12,962	239,149
NXP Semiconductor NV (Semiconductors & Equip.)	(a)	5,700	390,051
Texas Instruments, Inc. (Semiconductors & Equip.)		25,550	1,218,480
Xilinx, Inc. (Semiconductors & Equip.)		6,430	272,311
Activision Blizzard, Inc. (Software)		17,175	357,068
Adobe Systems, Inc. (Software)	(a)	11,905	823,707
Autodesk, Inc. (Software)	(a)	5,450	300,295
CA, Inc. (Software)		10,650	297,561
Check Point Software Technologies Ltd. (Software)	(a)	4,570	316,427
Citrix Systems, Inc. (Software)	(a)	3,925	280,010
Intuit, Inc. (Software)		6,805	596,458
Microsoft Corp. (Software)		197,200	9,142,192
Symantec Corp. (Software)		16,523	388,456
Apple, Inc. (Tech. Hardware, Storage & Periph.)		143,310	14,438,483
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,635	328,000
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		5,375	526,481
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,825	448,138
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,600	544,992
			64,770,468
MATERIALS - 0.4%
Sigma-Aldrich Corp. (Chemicals)		2,850	387,629
TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	3,075	341,018
VimpelCom Ltd. - ADR (Wireless Telecom. Svs.)		39,525	285,371
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		12,004	394,812
			1,021,201
Total Common Stocks (Cost $63,804,821)			$107,948,274

Exchange Traded Funds - 3.4%		Shares	Value
PowerShares QQQ Trust Series 1		38,540	$3,807,367
Total Exchange Traded Funds (Cost $3,782,202)			$3,807,367

Total Investments - 100.9% (Cost $67,587,023)	(b)		$111,755,641
Liabilities in Excess of Other Assets - (0.9)%			(1,046,170)
Net Assets - 100.0%			$110,709,471

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 18.2%
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	78,170	$1,780,713
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	7,392	1,202,826
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		59,430	3,999,045
Jarden Corp. (Household Durables)	(a)	77,047	4,631,295
Whirlpool Corp. (Household Durables)		28,088	4,091,017
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	11,193	3,609,071
CBS Corp. Class B (Media)		86,340	4,619,190
Comcast Corp. Class A (Media)		82,470	4,435,237
Time Warner, Inc. (Media)		61,278	4,608,718
Walt Disney Co. / The (Media)		50,858	4,527,888
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		26,879	4,427,778
			41,932,778
CONSUMER STAPLES - 3.8%
Molson Coors Brewing Co. Class B (Beverages)		53,703	3,997,651
Procter & Gamble Co. / The (Household Products)		55,326	4,632,999
			8,630,650
ENERGY - 7.1%
Halliburton Co. (Energy Equip. & Svs.)		64,361	4,151,928
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		57,918	3,948,849
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		20,369	4,012,082
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	54,474	4,224,459
			16,337,318
FINANCIALS - 15.4%
Bank of America Corp. (Banks)		213,684	3,643,312
Citigroup, Inc. (Banks)		79,830	4,136,791
JPMorgan Chase & Co. (Banks)		69,813	4,205,535
PNC Financial Services Group, Inc. / The (Banks)		55,009	4,707,670
Capital One Financial Corp. (Consumer Finance)		57,055	4,656,829
Hartford Financial Services Group, Inc. / The (Insurance)		128,321	4,779,957
Lincoln National Corp. (Insurance)		88,098	4,720,291
Prudential Financial, Inc. (Insurance)		51,349	4,515,631
			35,366,016
HEALTH CARE - 25.9%
Celgene Corp. (Biotechnology)	(a)	49,715	4,711,988
Clovis Oncology, Inc. (Biotechnology)	(a)	105,924	4,804,713
Gilead Sciences, Inc. (Biotechnology)	(a)	18,826	2,004,028
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	20,605	4,876,997
Pharmacyclics, Inc. (Biotechnology)	(a)	38,046	4,467,742
Medtronic, Inc. (Health Care Equip. & Supplies)		71,798	4,447,886
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		69,202	4,161,116
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	63,911	4,507,004
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		37,322	4,542,087
Actavis PLC (Pharmaceuticals)	(a)	19,768	4,769,623
Allergan, Inc. (Pharmaceuticals)		27,341	4,871,893
Mylan, Inc. (Pharmaceuticals)	(a)	121,928	5,546,505
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	44,767	5,873,430
			59,585,012
INDUSTRIALS - 8.1%
Precision Castparts Corp. (Aerospace & Defense)		14,475	3,428,838
Raytheon Co. (Aerospace & Defense)		45,857	4,659,988
FedEx Corp. (Air Freight & Logistics)		23,577	3,806,507
American Airlines Group, Inc. (Airlines)		89,710	3,182,911
Union Pacific Corp. (Road & Rail)		32,086	3,478,764
			18,557,008
INFORMATION TECHNOLOGY - 21.3%
Cisco Systems, Inc. (Communications Equip.)		189,080	4,759,144
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	59,277	4,685,254
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,136	3,022,074
Google, Inc. Class C (Internet Software & Svs.)	(a)	5,221	3,014,397
Yahoo!, Inc. (Internet Software & Svs.)	(a)	57,392	2,338,724
Altera Corp. (Semiconductors & Equip.)		110,150	3,941,167
Avago Technologies Ltd. (Semiconductors & Equip.)		24,854	2,162,298
Intel Corp. (Semiconductors & Equip.)		134,475	4,682,419
Adobe Systems, Inc. (Software)	(a)	65,067	4,501,986
Microsoft Corp. (Software)		89,330	4,141,339
Oracle Corp. (Software)		112,773	4,316,950
Apple, Inc. (Tech. Hardware, Storage & Periph.)		29,199	2,941,799
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		123,882	4,394,094
			48,901,645
Total Common Stocks (Cost $212,042,500)			$229,310,427

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,916,000	$2,916,000
Total Money Market Funds (Cost $2,916,000)			$2,916,000

Total Investments - 101.1% (Cost $214,958,500)	(b)		$232,226,427
Liabilities in Excess of Other Assets - (1.1)%			(2,410,248)
Net Assets - 100.0%			$229,816,179

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bryton Growth Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 93.6%		Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Dana Holding Corp. (Auto Components)		132,500	$2,540,025
Gentherm, Inc. (Auto Components)	(a)	61,205	2,584,687
Motorcar Parts of America, Inc. (Auto Components)	(a)	82,712	2,250,594
Remy International, Inc. (Auto Components)		124,588	2,557,792
Tenneco, Inc. (Auto Components)	(a)	45,800	2,395,798
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		179,831	3,566,049
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		41,500	2,829,885
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		79,100	3,163,209
Five Below, Inc. (Specialty Retail)	(a)	58,400	2,313,224
Men's Wearhouse, Inc. / The (Specialty Retail)		59,700	2,819,034
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	91,316	2,943,115
Vince Holding Corp. (Textiles, Apparel & Luxury Goods)	(a)	91,600	2,771,816
			32,735,228
CONSUMER STAPLES - 5.6%
Craft Brew Alliance, Inc. (Beverages)	(a)	193,544	2,787,034
Boulder Brands, Inc. (Food Products)	(a)	153,021	2,085,676
J&J Snack Foods Corp. (Food Products)		33,961	3,177,391
Spectrum Brands Holdings, Inc. (Household Products)		20,991	1,900,315
			9,950,416
ENERGY - 6.5%
Willbros Group, Inc. (Energy Equip. & Svs.)	(a)	260,792	2,172,397
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		149,294	1,627,305
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	27,200	2,034,016
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	417,100	1,651,716
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	78,700	2,066,662
Stone Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	64,000	2,007,040
			11,559,136
FINANCIALS - 1.7%
Bank of the Ozarks, Inc. (Banks)		97,300	3,066,896
HEALTH CARE - 17.6%
Bluebird Bio, Inc. (Biotechnology)	(a)	16,100	577,668
Celldex Therapeutics, Inc. (Biotechnology)	(a)	154,759	2,005,677
Clovis Oncology, Inc. (Biotechnology)	(a)	53,643	2,433,246
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	9,476	2,242,874
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	33,300	1,564,767
Puma Biotechnology, Inc. (Biotechnology)	(a)	7,262	1,732,495
TESARO, Inc. (Biotechnology)	(a)	63,133	1,699,540
Alliqua, Inc. (Health Care Equip. & Supplies)	(a)	321,832	1,560,885
Neogen Corp. (Health Care Equip. & Supplies)	(a)	70,686	2,792,097
Rockwell Medical, Inc. (Health Care Equip. & Supplies)	(a)	253,957	2,321,167
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	60,100	2,914,850
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	40,800	2,365,992
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	43,400	2,618,756
Phibro Animal Health Corp. Class A (Pharmaceuticals)		87,126	1,952,494
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	82,600	2,673,762
			31,456,270
INDUSTRIALS - 20.8%
GenCorp, Inc. (Aerospace & Defense)	(a)	165,103	2,636,695
Taser International, Inc. (Aerospace & Defense)	(a)	97,900	1,511,576
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	70,586	2,658,975
JetBlue Airways Corp. (Airlines)	(a)	165,700	1,759,734
PGT, Inc. (Building Products)	(a)	308,966	2,879,563
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		108,984	3,118,032
Power Solutions International, Inc. (Electrical Equip.)	(a)	42,505	2,932,845
Mueller Water Products, Inc. Class A (Machinery)		355,000	2,939,400
Rexnord Corp. (Machinery)	(a)	103,300	2,938,885
Wabash National Corp. (Machinery)	(a)	215,434	2,869,581
Heartland Express, Inc. (Road & Rail)		107,204	2,568,608
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	40,100	2,954,568
H&E Equipment Services, Inc. (Trading Companies & Distributors)		70,919	2,856,617
Textainer Group Holdings Ltd. (Trading Companies & Distributors)		76,810	2,390,327
			37,015,406
INFORMATION TECHNOLOGY - 20.3%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		44,100	2,823,282
Cognex Corp. (Electronic Equip., Instr. & Comp.)	(a)	59,950	2,414,187
FEI Co. (Electronic Equip., Instr. & Comp.)		33,448	2,522,648
Cvent, Inc. (Internet Software & Svs.)	(a)	102,587	2,602,632
Euronet Worldwide, Inc. (IT Svs.)	(a)	28,200	1,347,678
Cavium, Inc. (Semiconductors & Equip.)	(a)	53,100	2,640,663
Cypress Semiconductor Corp. (Semiconductors & Equip.)		241,100	2,380,863
Microsemi Corp. (Semiconductors & Equip.)	(a)	122,400	3,110,184
RF Micro Devices, Inc. (Semiconductors & Equip.)	(a)	242,600	2,799,604
EnerNOC, Inc. (Software)	(a)	136,500	2,315,040
Guidewire Software, Inc. (Software)	(a)	59,998	2,660,311
Imperva, Inc. (Software)	(a)	79,000	2,269,670
PTC, Inc. (Software)	(a)	46,855	1,728,950
Telenav, Inc. (Software)	(a)	253,762	1,700,205
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	63,700	2,813,629
			36,129,546
MATERIALS - 1.7%
PolyOne Corp. (Chemicals)		83,600	2,974,488
TELECOMMUNICATION SERVICES - 1.0%
magicJack VocalTec Ltd. (Diversified Telecom. Svs.)	(a)	190,651	1,877,912
Total Common Stocks (Cost $171,832,048)			$166,765,298

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,642,000	$4,642,000
Total Money Market Funds (Cost $4,642,000)			$4,642,000

Total Investments - 96.2% (Cost $176,474,048)	(b)		$171,407,298
Other Assets in Excess of Liabilties - 3.8%			6,671,744
Net Assets - 100.0%			$178,079,042

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Balanced Portfolio

Schedule of Investments			September 30, 2014 (Unaudited)

Common Stocks - 48.4%				Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Starbucks Corp. (Hotels, Restaurants & Leisure)				100,000	$7,546,000
Jarden Corp. (Household Durables)	(a)			111,465	6,700,161
CBS Corp. Class B (Media)				145,100	7,762,850
Comcast Corp. Class A (Media)	(e)			297,200	15,983,416
Walt Disney Co. / The (Media)				135,280	12,043,978
Home Depot, Inc. / The (Specialty Retail)				75,000	6,880,500
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)			40,000	2,295,200
Tractor Supply Co. (Specialty Retail)	(e)			53,700	3,303,087
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)				75,000	4,104,000
					66,619,192
CONSUMER STAPLES - 2.4%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)			16,800	3,725,568
Costco Wholesale Corp. (Food & Staples Retailing)				33,930	4,252,108
CVS Health Corp. (Food & Staples Retailing)				50,000	3,979,500
Tyson Foods, Inc. Class A (Food Products)				125,000	4,921,250
Reynolds American, Inc. (Tobacco)				41,120	2,426,080
					19,304,506
ENERGY - 5.6%
Bristow Group, Inc. (Energy Equip. & Svs.)				77,110	5,181,792
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)(e)			30,850	2,757,990
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)(e)			38,130	2,070,840
Oceaneering International, Inc. (Energy Equip. & Svs.)	(e)			183,670	11,969,774
Schlumberger Ltd. (Energy Equip. & Svs.)				80,000	8,135,200
EQT Corp. (Oil, Gas & Consumable Fuels)				46,670	4,272,172
Range Resources Corp. (Oil, Gas & Consumable Fuels)				50,000	3,390,500
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)			100,000	7,755,000
					45,533,268
FINANCIALS - 7.4%
Signature Bank (Banks)	(a)			109,270	12,244,796
SVB Financial Group (Banks)	(a)			110,000	12,329,900
Firsthand Technology Value Fund, Inc. (Capital Markets)				81,627	1,959,864
Invesco Ltd. (Capital Markets)				122,900	4,852,092
Waddell & Reed Financial, Inc. Class A (Capital Markets)				147,000	7,598,430
Discover Financial Services (Consumer Finance)				157,080	10,114,381
Encore Capital Group, Inc. (Consumer Finance)	(a)			106,570	4,722,117
World Acceptance Corp. (Consumer Finance)	(a)(e)			26,140	1,764,450
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)				35,000	4,421,900
					60,007,930
HEALTH CARE - 5.8%
Biogen Idec, Inc. (Biotechnology)	(a)			23,000	7,608,630
Gilead Sciences, Inc. (Biotechnology)	(a)			60,530	6,443,418
St. Jude Medical, Inc. (Health Care Equip. & Supplies)				60,000	3,607,800
Stryker Corp. (Health Care Equip. & Supplies)				50,000	4,037,500
McKesson Corp. (Health Care Providers & Svs.)				75,000	14,600,250
Actavis plc (Pharmaceuticals)	(a)			43,700	10,543,936
					46,841,534
INDUSTRIALS - 3.8%
Delta Air Lines, Inc. (Airlines)				185,000	6,687,750
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)				164,750	4,713,498
Tyco International Ltd. (Commercial Svs. & Supplies)				69,300	3,088,701
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)			40,200	3,831,462
Norfolk Southern Corp. (Road & Rail)				10,700	1,194,120
Union Pacific Corp. (Road & Rail)	(e)			108,160	11,726,707
					31,242,238
INFORMATION TECHNOLOGY - 7.4%
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)	(a)			70,000	4,524,100
eBay, Inc. (Internet Software & Svs.)	(a)			56,000	3,171,280
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			50,000	3,952,000
Google, Inc. Class A (Internet Software & Svs.)	(a)			700	411,887
Google, Inc. Class C (Internet Software & Svs.)	(a)			15,700	9,064,552
Accenture PLC Class A (IT Svs.)				60,870	4,949,948
Alliance Data Systems Corp. (IT Svs.)	(a)			45,000	11,172,150
MasterCard, Inc. Class A (IT Svs.)	(e)			91,600	6,771,072
Visa, Inc. (IT Svs.)				60,000	12,802,200
Apple, Inc. (Tech. Hardware, Storage & Periph.)				28,910	2,912,683
					59,731,872
MATERIALS - 4.5%
Ashland, Inc. (Chemicals)				30,000	3,123,000
Ecolab, Inc. (Chemicals)				6,090	699,315
LyondellBasell Industries NV Class A (Chemicals)	(e)			125,340	13,619,444
Methanex Corp. (Chemicals)				150,050	10,023,340
Avery Dennison Corp. (Containers & Packaging)				150,460	6,718,039
International Paper Co. (Paper & Forest Products)				50,000	2,387,000
					36,570,138
UTILITIES - 3.3%
Duke Energy Corp. (Electric Utilities)				100,000	7,477,000
OGE Energy Corp. (Electric Utilities)				125,190	4,645,801
UIL Holdings Corp. (Electric Utilities)				23,000	814,200
Atmos Energy Corp. (Gas Utilities)				41,900	1,998,630
Laclede Group, Inc. / The (Gas Utilities)				94,300	4,375,520
CMS Energy Corp. (Multi-Utilities)				246,300	7,305,258
					26,616,409
Total Common Stocks (Cost $380,246,639)					$392,467,087

Corporate Bonds - 14.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Gibson Brands, Inc. (Leisure Products)	(b)	8.875%	08/01/2018	$1,000,000	$982,500
American Achievement Corp. (Media)	(b)	10.875%	04/15/2016	1,000,000	992,500
Comcast Cable Holdings, LLC (Media)		10.125%	04/15/2022	1,500,000	2,084,279
GRD Holdings III Corp. (Specialty Retail)	(b)	10.750%	06/01/2019	1,300,000	1,439,750
					5,499,029
CONSUMER STAPLES - 1.3%
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	7,967,000	10,384,172
ENERGY - 1.4%
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	2,000,000	2,000,000
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	1,800,000	1,998,000
Shelf Drilling Holdings Ltd. (Energy Equip. & Svs.)	(b)	8.625%	11/01/2018	4,551,000	4,801,305
Alliance Pipeline LP / United States (Oil, Gas & Consumable Fuels)	(b)	7.877%	12/31/2025	2,000,000	2,561,916
United Refining Co. (Oil, Gas & Consumable Fuels)		10.500%	02/28/2018	500,000	535,000
					11,896,221
FINANCIALS - 5.3%
Fulton Capital Trust I (Banks)		6.290%	02/01/2036	1,000,000	970,000
Charles Schwab Corp. / The (Capital Markets)		7.000%	Perpetual	4,000,000	4,682,520
GE Capital Franchise Finance Corp. (Diversified Financial Svs.)		7.100%	11/30/2026	1,000,000	1,281,669
General Electric Capital Corp. / LJ VP Holdings LLC (Diversified Financial Svs.)	(b)	3.800%	06/18/2019	2,750,000	2,932,864
AIG Life Holdings, Inc. (Insurance)		6.625%	02/15/2029	2,500,000	3,086,277
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,122,165
Everest Reinsurance Holdings, Inc. (Insurance)	(c)	6.600%	05/01/2067	1,300,000	1,365,000
Glen Meadow Pass-Through Trust (Insurance)	(b)(c)	6.505%	02/12/2067	395,000	393,025
Liberty Mutual Group, Inc. (Insurance)	(b)(c)	7.000%	03/15/2037	750,000	798,750
MBIA, Inc. (Insurance)		6.625%	10/01/2028	2,810,000	2,894,300
Old Republic International Corp. (Insurance)		4.875%	10/01/2024	5,000,000	5,027,740
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,473,351
Prudential Financial, Inc. (Insurance)	(c)	8.875%	06/15/2038	4,000,000	4,845,000
Prudential Insurance Co. of America / The (Insurance)	(b)	8.300%	07/01/2025	2,500,000	3,402,453
Reinsurance Group of America, Inc. (Insurance)		6.450%	11/15/2019	1,000,000	1,171,780
SAFG Retirement Services, Inc. (Insurance)		8.125%	04/28/2023	500,000	640,029
Torchmark Corp. (Insurance)		7.875%	05/15/2023	2,000,000	2,572,004
					42,658,927
HEALTH CARE - 0.2%
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	10/15/2020	1,500,000	1,608,626
INDUSTRIALS - 2.2%
CHC Helicopter SA (Air Freight & Logistics)		9.375%	06/01/2021	1,000,000	1,060,000
Goodman Networks, Inc. (Building Products)		12.125%	07/01/2018	1,500,000	1,582,500
Masco Corp. (Building Products)	(g)	6.125%	10/03/2016	5,000,000	5,397,500
Masco Corp. (Building Products)		5.950%	03/15/2022	2,000,000	2,195,000
USG Corp. (Building Products)	(b)	7.875%	03/30/2020	4,000,000	4,335,000
Ingersoll-Rand Co. (Machinery)		6.391%	11/15/2027	1,000,000	1,195,193
Brightstar Corp. (Trading Companies & Distributors)	(b)	7.250%	08/01/2018	1,750,000	1,892,188
					17,657,381
INFORMATION TECHNOLOGY - 1.3%
Harris Corp. (Communications Equip.)		6.375%	06/15/2019	1,000,000	1,144,028
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,777,579
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	6,392,000	6,711,600
					10,633,207
TELECOMMUNICATION SERVICES - 0.7%
Clearwire Communications LLC / Clearwire Finance, Inc. (Wireless Telecom. Svs.)	(b)	14.750%	12/01/2016	4,650,000	5,789,250
UTILITIES - 1.8%
Hydro-Quebec (Electric Utilities)		9.375%	04/15/2030	5,000,000	7,993,275
Kiowa Power Partners, LLC (Electric Utilities)	(b)	5.737%	03/30/2021	1,549,805	1,621,065
PECO Energy Capital Trust IV (Electric Utilities)		5.750%	06/15/2033	5,000,000	4,994,310
					14,608,650
Total Corporate Bonds (Cost $121,159,885)					$120,735,463

Preferred Stocks - 1.5%			Rate	Shares	Value
FINANCIALS - 1.5%
General Electric Capital Corp. (Diversified Financial Svs.)	(f)		7.125%	2,500,000	$2,898,132
Protective Life Corp. (Insurance)			6.250%	15,769	405,579
American Homes 4 Rent (Real Estate Investment Trusts)			5.000%	74,881	1,786,661
Digital Realty Trust, Inc. (Real Estate Investment Trusts)			7.000%	25,385	653,410
Equity Commonwealth (Real Estate Investment Trusts)			7.250%	185,512	4,773,224
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)			7.125%	56,430	1,419,214
Total Preferred Stocks (Cost $11,948,361)					$11,936,220

U.S. Treasury Obligations - 11.2%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.250%	01/31/2015	$2,000,000	$2,001,484
U.S. Treasury Note		0.250%	02/28/2015	1,500,000	1,501,347
U.S. Treasury Note		0.375%	03/15/2016	3,000,000	3,001,698
U.S. Treasury Note		0.500%	09/30/2016	20,000,000	19,967,180
U.S. Treasury Note		3.250%	03/31/2017	2,000,000	2,118,046
U.S. Treasury Note		0.625%	08/31/2017	2,000,000	1,973,984
U.S. Treasury Note		1.000%	09/15/2017	20,000,000	19,971,100
U.S. Treasury Note		1.000%	05/31/2018	2,000,000	1,970,704
U.S. Treasury Note		1.375%	06/30/2018	2,500,000	2,493,653
U.S. Treasury Note		1.750%	09/30/2019	15,000,000	14,980,080
U.S. Treasury Note		1.125%	12/31/2019	500,000	481,640
U.S. Treasury Note		2.125%	09/30/2021	20,000,000	19,875,000
Total U.S. Treasury Obligations (Cost $90,361,514)					$90,335,916

Closed-End Mutual Funds - 2.5%				Shares	Value
BlackRock Enhanced Government Fund, Inc.				115,527	$1,621,999
Brookfield High Income Fund, Inc.				104,597	980,074
Diversified Real Asset Income Fund				459,263	8,142,733
Nuveen Diversified Currency Opportunities Fund				344,393	3,671,229
Nuveen Dividend Advantage Municipal Fund 3				172,492	2,357,966
Nuveen Dividend Advantage Municipal Income Fund				76,874	1,084,692
Nuveen Municipal Advantage Fund, Inc.				72,531	978,443
Nuveen Quality Income Municipal Fund, Inc.				87,398	1,196,479
Total Closed-End Mutual Funds (Cost $20,088,118)					$20,033,615

Purchased Options - 0.1%				Contracts (d)	Value
S&P 500 Index Put Option
Expiration: November 2014, Exercise Price: $1,900.00				500	$1,062,500
Total Purchased Options (Cost $1,098,395)					$1,062,500

Money Market Funds - 0.5%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				3,753,000	$3,753,000
Total Money Market Funds (Cost $3,753,000)					$3,753,000

Total Investments - 79.1% (Cost $628,655,912)	(h)				$640,323,801
Total Written Options Outstanding - (0.1)% (see following schedule)					(587,700)
Other Assets in Excess of Liabilties - 21.0%					170,133,581
Net Assets - 100.0%					$809,869,682

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $33,942,566, or 4.2% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2014.
(d) 100 shares per contract.
(e) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.
(f) Security is a variable rate preferred stock in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2014.
(g) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.
(h) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	September 30, 2014 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: November 2014, Exercise Price: $2,010.00	300	$587,700
Total Written Options Outstanding (Premiums received $560,982)	300	$587,700

* 100 shares per contract.

Ohio National Fund, Inc.		Target VIP Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 98.7%		Shares	Value
CONSUMER DISCRETIONARY - 13.4%
China Automotive Systems, Inc. (Auto Components)		10,756	$98,740
Drew Industries, Inc. (Auto Components)		4,723	199,263
Federal-Mogul Holdings Corp. (Auto Components)	(a)	4,318	64,209
Goodyear Tire & Rubber Co. / The (Auto Components)		4,018	90,746
Standard Motor Products, Inc. (Auto Components)		4,668	160,719
Visteon Corp. (Auto Components)	(a)	1,033	100,459
Winnebago Industries, Inc. (Automobiles)	(a)	5,816	126,614
Core-Mark Holding Co., Inc. (Distributors)		4,724	250,561
Bridgepoint Education, Inc. (Diversified Consumer Svs.)	(a)	11,323	126,365
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,391	106,443
Ryland Group, Inc. / The (Household Durables)		1,951	64,851
Netflix, Inc. (Internet & Catalog Retail)	(a)	729	328,910
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	641	742,650
Arctic Cat, Inc. (Leisure Products)		2,757	95,999
Smith & Wesson Holding Corp. (Leisure Products)	(a)	11,263	106,323
Sturm Ruger & Co., Inc. (Leisure Products)		4,000	194,760
DIRECTV (Media)	(a)	9,792	847,204
Regal Entertainment Group Class A (Media)		4,300	85,484
Viacom, Inc. Class B (Media)		4,788	368,389
AutoZone, Inc. (Specialty Retail)	(a)	630	321,086
Brown Shoe Co., Inc. (Specialty Retail)		8,713	236,384
Home Depot, Inc. / The (Specialty Retail)		20,425	1,873,789
Tractor Supply Co. (Specialty Retail)		1,699	104,505
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,036	97,280
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		3,856	127,479
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		3,339	203,646
			7,122,858
CONSUMER STAPLES - 2.7%
Tyson Foods, Inc. Class A (Food Products)		2,315	91,142
Colgate-Palmolive Co. (Household Products)		7,841	511,390
Kimberly-Clark Corp. (Household Products)		3,212	345,515
Imperial Tobacco Group PLC - ADR (Tobacco)		5,680	492,854
			1,440,901
ENERGY - 14.6%
Newpark Resources, Inc. (Energy Equip. & Svs.)	(a)	17,817	221,643
Schlumberger Ltd. (Energy Equip. & Svs.)		21,711	2,207,792
Seventy Seven Energy, Inc. (Energy Equip. & Svs.)	(a)	646	15,336
TETRA Technologies, Inc. (Energy Equip. & Svs.)	(a)	16,354	176,950
BP PLC - ADR (Oil, Gas & Consumable Fuels)		52,523	2,308,386
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		11,052	254,085
Chevron Corp. (Oil, Gas & Consumable Fuels)		5,549	662,107
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		9,151	432,385
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		868	73,494
Phillips 66 (Oil, Gas & Consumable Fuels)		1,717	139,609
Rex Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	11,291	143,057
Royal Dutch Shell PLC Class B - ADR (Oil, Gas & Consumable Fuels)		5,905	467,204
Total SA - ADR (Oil, Gas & Consumable Fuels)		7,205	464,362
Triangle Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	18,885	207,924
			7,774,334
FINANCIALS - 12.6%
Columbia Banking System, Inc. (Banks)		10,641	264,003
HSBC Holdings PLC - ADR (Banks)		8,044	409,279
Swedbank AB - ADR (Banks)		15,546	390,049
Goldman Sachs Group, Inc. / The (Capital Markets)		9,524	1,748,321
Encore Capital Group, Inc. (Consumer Finance)	(a)	5,198	230,323
Aon PLC (Insurance)		11,457	1,004,435
Assurant, Inc. (Insurance)		2,756	177,211
eHealth, Inc. (Insurance)	(a)	3,830	92,418
Employers Holdings, Inc. (Insurance)		6,361	122,449
Horace Mann Educators Corp. (Insurance)		8,265	235,635
Torchmark Corp. (Insurance)		5,149	269,653
Travelers Cos., Inc. / The (Insurance)		18,538	1,741,460
			6,685,236
HEALTH CARE - 14.2%
Biogen Idec, Inc. (Biotechnology)	(a)	2,876	951,410
Gilead Sciences, Inc. (Biotechnology)	(a)	18,674	1,987,847
PDL BioPharma, Inc. (Biotechnology)		9,880	73,804
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,192	429,740
Alere, Inc. (Health Care Equip. & Supplies)	(a)	2,314	89,737
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		1,463	87,970
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	435	44,261
Omnicell, Inc. (Health Care Technology)	(a)	7,264	198,525
AstraZeneca PLC - ADR (Pharmaceuticals)		7,402	528,799
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		8,291	381,137
Pfizer, Inc. (Pharmaceuticals)		86,809	2,566,942
Sagent Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,599	205,229
			7,545,401
INDUSTRIALS - 6.8%
AAR Corp. (Aerospace & Defense)		8,187	197,716
Elbit Systems Ltd. (Aerospace & Defense)		1,409	87,485
Northrop Grumman Corp. (Aerospace & Defense)		1,672	220,303
Orbital Sciences Corp. (Aerospace & Defense)	(a)	12,479	346,916
JetBlue Airways Corp. (Airlines)	(a)	9,880	104,926
Southwest Airlines Co. (Airlines)		11,338	382,884
Apogee Enterprises, Inc. (Building Products)		5,963	237,327
Kimball International, Inc. Class B (Commercial Svs. & Supplies)		5,643	84,927
3M Co. (Industrial Conglomerates)		4,973	704,575
Altra Industrial Motion Corp. (Machinery)		5,466	159,389
Flowserve Corp. (Machinery)		1,032	72,777
Tennant Co. (Machinery)		3,718	249,441
Korn / Ferry International (Professional Svs.)	(a)	10,100	251,490
Navigant Consulting, Inc. (Professional Svs.)	(a)	4,352	60,536
TrueBlue, Inc. (Professional Svs.)	(a)	8,374	211,527
ArcBest Corp. (Road & Rail)		2,474	92,280
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	7,724	176,030
			3,640,529
INFORMATION TECHNOLOGY - 21.9%
Brocade Communications Systems, Inc. (Communications Equip.)		9,542	103,722
Finisar Corp. (Communications Equip.)	(a)	3,532	58,737
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,448	174,986
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,966	257,254
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,050	105,343
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	3,351	731,289
Stamps.com, Inc. (Internet Software & Svs.)	(a)	3,322	105,507
VeriSign, Inc. (Internet Software & Svs.)	(a)	1,861	102,578
Yahoo!, Inc. (Internet Software & Svs.)	(a)	12,549	511,372
Computer Sciences Corp. (IT Svs.)		2,399	146,699
CSG Systems International, Inc. (IT Svs.)		6,983	183,513
MasterCard, Inc. Class A (IT Svs.)		15,542	1,148,865
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a)	8,095	152,105
Amkor Technology, Inc. (Semiconductors & Equip.)	(a)	13,718	115,368
Avago Technologies Ltd. (Semiconductors & Equip.)		3,044	264,828
Intel Corp. (Semiconductors & Equip.)		80,897	2,816,834
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	13,122	449,560
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		7,767	342,136
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,030	175,891
Apple, Inc. (Tech. Hardware, Storage & Periph.)		26,398	2,659,599
Immersion Corp. (Tech. Hardware, Storage & Periph.)	(a)	5,888	50,519
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		2,781	272,399
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		8,282	474,310
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2,878	280,087
			11,683,501
MATERIALS - 1.5%
Flotek Industries, Inc. (Chemicals)	(a)	10,534	274,621
FMC Corp. (Chemicals)		443	25,335
LyondellBasell Industries NV Class A (Chemicals)		1,832	199,065
Praxair, Inc. (Chemicals)		976	125,904
P.H. Glatfelter Co. (Paper & Forest Products)		8,945	196,343
			821,268
TELECOMMUNICATION SERVICES - 6.9%
AT&T, Inc. (Diversified Telecom. Svs.)		47,546	1,675,521
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		25,576	386,709
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	7,635	83,298
Orange SA - ADR (Diversified Telecom. Svs.)		35,894	529,078
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		26,404	362,659
Vivendi SA - ADR (Diversified Telecom. Svs.)		16,772	404,708
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		6,158	202,537
			3,644,510
UTILITIES - 4.1%
Electricite de France SA - ADR (Electric Utilities)		62,560	407,578
Centrica PLC - ADR (Multi-Utilities)		19,091	383,061
E.ON SE - ADR (Multi-Utilities)		23,807	434,121
GDF Suez - ADR (Multi-Utilities)		18,646	467,548
National Grid PLC - ADR (Multi-Utilities)		6,797	488,568
			2,180,876
Total Common Stocks (Cost $48,237,759)			$52,539,414

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		678,000	$678,000
Total Money Market Funds (Cost $678,000)			$678,000

Total Investments - 100.0% (Cost $48,915,759)	(b)		$53,217,414
Other Assets in Excess of Liabilities - 0.0%			25,650
Net Assets - 100.0%			$53,243,064

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Growth Portfolio

Schedule of Investments	September 30, 2014 (Unaudited)

Common Stocks - 99.5%		Shares	Value
CONSUMER DISCRETIONARY - 16.5%
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	41,604	$947,739
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	3,919	637,700
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		31,599	2,126,297
Jarden Corp. (Household Durables)	(a)	40,898	2,458,379
Whirlpool Corp. (Household Durables)		14,994	2,183,876
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,309	2,356,714
CBS Corp. Class B (Media)		45,833	2,452,066
Comcast Corp. Class A (Media)		43,778	2,354,381
Walt Disney Co. / The (Media)		27,121	2,414,583
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		14,267	2,350,203
			20,281,938
CONSUMER STAPLES - 7.4%
Coca-Cola Co. / The (Beverages)		58,581	2,499,065
Molson Coors Brewing Co. Class B (Beverages)		21,309	1,586,242
Colgate-Palmolive Co. (Household Products)		38,275	2,496,296
Procter & Gamble Co. / The (Household Products)		29,337	2,456,680
			9,038,283
ENERGY - 6.7%
Halliburton Co. (Energy Equip. & Svs.)		34,041	2,195,985
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		24,336	1,659,228
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		10,776	2,122,549
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	28,659	2,222,505
			8,200,267
FINANCIALS - 5.0%
Citigroup, Inc. (Banks)		24,497	1,269,435
Hartford Financial Services Group, Inc. / The (Insurance)		65,576	2,442,706
Prudential Financial, Inc. (Insurance)		27,048	2,378,601
			6,090,742
HEALTH CARE - 23.9%
Biogen Idec, Inc. (Biotechnology)	(a)	5,946	1,966,996
Celgene Corp. (Biotechnology)	(a)	26,399	2,502,097
Clovis Oncology, Inc. (Biotechnology)	(a)	56,413	2,558,894
Gilead Sciences, Inc. (Biotechnology)	(a)	10,201	1,085,896
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	9,836	2,328,083
Pharmacyclics, Inc. (Biotechnology)	(a)	20,175	2,369,150
Medtronic, Inc. (Health Care Equip. & Supplies)		28,931	1,792,275
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		36,876	2,217,354
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	33,961	2,394,930
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		19,875	2,418,788
Actavis PLC (Pharmaceuticals)	(a)	10,480	2,528,614
Allergan, Inc. (Pharmaceuticals)		14,441	2,573,242
Mylan, Inc. (Pharmaceuticals)	(a)	57,063	2,595,796
			29,332,115
INDUSTRIALS - 11.7%
Lockheed Martin Corp. (Aerospace & Defense)		13,854	2,532,234
Precision Castparts Corp. (Aerospace & Defense)		7,672	1,817,343
United Technologies Corp. (Aerospace & Defense)		22,787	2,406,307
FedEx Corp. (Air Freight & Logistics)		11,344	1,831,489
American Airlines Group, Inc. (Airlines)		46,722	1,657,697
Danaher Corp. (Industrial Conglomerates)		32,093	2,438,426
Union Pacific Corp. (Road & Rail)		15,919	1,725,938
			14,409,434
INFORMATION TECHNOLOGY - 27.3%
QUALCOMM, Inc. (Communications Equip.)		15,155	1,133,139
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	31,498	2,489,602
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,335	2,550,757
Google, Inc. Class C (Internet Software & Svs.)	(a)	4,421	2,552,509
Yahoo!, Inc. (Internet Software & Svs.)	(a)	30,433	1,240,145
Visa, Inc. (IT Svs.)		11,504	2,454,608
Altera Corp. (Semiconductors & Equip.)		58,632	2,097,853
Avago Technologies Ltd. (Semiconductors & Equip.)		13,143	1,143,441
Intel Corp. (Semiconductors & Equip.)		70,977	2,471,419
Adobe Systems, Inc. (Software)	(a)	34,698	2,400,755
Microsoft Corp. (Software)		83,185	3,856,457
Oracle Corp. (Software)		82,919	3,174,139
Apple, Inc. (Tech. Hardware, Storage & Periph.)		58,328	5,876,546
			33,441,370
TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		24,773	1,238,402
Total Common Stocks (Cost $111,285,708)			$122,032,551

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,125,000	$1,125,000
Total Money Market Funds (Cost $1,125,000)			$1,125,000

Total Investments - 100.4% (Cost $112,410,708)	(b)		$123,157,551
Liabilities in Excess of Other Assets - (0.4)%			(503,434)
Net Assets - 100.0%			$122,654,117

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.			Risk Managed Balanced Portfolio

Schedule of Investments			September 30, 2014 (Unaudited)

Common Stocks - 43.1%				Shares	Value
CONSUMER DISCRETIONARY - 7.9%
General Motors Co. (Automobiles)				7,046	$225,049
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)				4,936	307,069
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)				1,904	65,479
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)				1,727	143,704
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)			189	218,972
Mattel, Inc. (Leisure Products)				6,001	183,931
CBS Corp. Class B (Media)				6,357	340,100
Time Warner Cable, Inc. (Media)				1,105	158,556
Viacom, Inc. Class B (Media)				2,303	177,193
AutoZone, Inc. (Specialty Retail)	(a)			161	82,055
Home Depot, Inc. / The (Specialty Retail)				1,496	137,243
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)				5,270	470,084
					2,509,435
CONSUMER STAPLES - 3.1%
Diageo PLC (Beverages)	(c)			3,922	113,118
Hershey Co. / The (Food Products)				1,192	113,753
Unilever PLC (Food Products)	(c)			3,301	138,172
Altria Group, Inc. (Tobacco)				4,773	219,272
Philip Morris International, Inc. (Tobacco)				4,668	389,311
					973,626
ENERGY - 2.5%
Chevron Corp. (Oil, Gas & Consumable Fuels)				3,051	364,045
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)				10,634	428,550
					792,595
FINANCIALS - 5.2%
JPMorgan Chase & Co. (Banks)				3,735	224,996
U.S. Bancorp (Banks)				10,204	426,833
Blackstone Group LP / The (Capital Markets)				13,928	438,453
American Express Co. (Consumer Finance)				1,722	150,744
CME Group, Inc. (Diversified Financial Svs.)				1,355	108,339
Prudential PLC (Insurance)	(c)			7,654	170,158
CBS Outdoor Americas, Inc. (Real Estate Investment Trusts)				1,099	32,904
Ventas, Inc. (Real Estate Investment Trusts)				1,854	114,855
					1,667,282
HEALTH CARE - 7.3%
Abbott Laboratories (Health Care Equip. & Supplies)				4,708	195,806
Aetna, Inc. (Health Care Providers & Svs.)				5,520	447,120
AmerisourceBergen Corp. (Health Care Providers & Svs.)				2,409	186,216
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)			2,555	180,460
AbbVie, Inc. (Pharmaceuticals)				7,507	433,604
Bristol-Myers Squibb Co. (Pharmaceuticals)				3,736	191,209
Eli Lilly & Co. (Pharmaceuticals)				2,093	135,731
Endo International PLC (Pharmaceuticals)	(a)			922	63,009
Johnson & Johnson (Pharmaceuticals)				2,846	303,355
Mylan, Inc. (Pharmaceuticals)	(a)			4,159	189,193
					2,325,703
INDUSTRIALS - 6.5%
Boeing Co. / The (Aerospace & Defense)				3,298	420,099
Honeywell International, Inc. (Aerospace & Defense)				2,421	225,444
Precision Castparts Corp. (Aerospace & Defense)				1,249	295,863
United Continental Holdings, Inc. (Airlines)	(a)			4,336	202,881
3M Co. (Industrial Conglomerates)				1,166	165,199
Dover Corp. (Machinery)				959	77,036
Towers Watson & Co. Class A (Professional Svs.)				456	45,372
Canadian Pacific Railway Ltd. (Road & Rail)				993	206,018
Union Pacific Corp. (Road & Rail)				4,006	434,331
					2,072,243
INFORMATION TECHNOLOGY - 6.8%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)				785	78,390
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)				6,912	382,165
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)			1,182	105,021
Google, Inc. Class C (Internet Software & Svs.)	(a)			469	270,782
Automatic Data Processing, Inc. (IT Svs.)				951	79,009
MasterCard, Inc. Class A (IT Svs.)				5,862	433,319
Microsoft Corp. (Software)				6,623	307,042
Apple, Inc. (Tech. Hardware, Storage & Periph.)				5,156	519,467
					2,175,195
MATERIALS - 3.6%
E.I. du Pont de Nemours & Co. (Chemicals)				7,448	534,468
LyondellBasell Industries NV Class A (Chemicals)				5,698	619,145
					1,153,613
TELECOMMUNICATION SERVICES - 0.2%
Verizon Communications, Inc. (Diversified Telecom. Svs.)				959	47,940
Total Common Stocks (Cost $13,365,616)					$13,717,632

Corporate Bonds - 17.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.9%
General Motors Co. (Automobiles)		3.500%	10/02/2018	$103,000	$105,189
General Motors Co. (Automobiles)		4.875%	10/02/2023	158,000	167,875
General Motors Co. (Automobiles)		6.250%	10/02/2043	22,000	25,850
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	37,000	36,402
MGM Resorts International (Hotels, Restaurants & Leisure)		8.625%	02/01/2019	30,000	33,978
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(b)	4.250%	05/30/2023	37,000	35,242
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	43,000	44,827
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	37,000	36,643
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	18,000	19,215
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	10,000	9,900
UBM PLC (Media)	(b)	5.750%	11/03/2020	31,000	33,570
Viacom, Inc. (Media)		4.375%	03/15/2043	28,000	25,881
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	15,000	16,500
Tiffany & Co. (Specialty Retail)	(b)	3.800%	10/01/2024	6,000	6,010
Tiffany & Co. (Specialty Retail)	(b)	4.900%	10/01/2044	11,000	11,027
					608,109
CONSUMER STAPLES - 0.5%
Safeway, Inc. (Food & Staples Retailing)		4.750%	12/01/2021	15,000	15,154
Sysco Corp. (Food & Staples Retailing)		3.000%	10/02/2021	10,000	10,036
Sysco Corp. (Food & Staples Retailing)		3.500%	10/02/2024	13,000	13,074
Sysco Corp. (Food & Staples Retailing)		4.500%	10/02/2044	24,000	24,284
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	35,000	35,579
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	51,000	51,421
					149,548
ENERGY - 4.2%
Ensco PLC (Energy Equip. & Svs.)		4.500%	10/01/2024	10,000	10,057
Ensco PLC (Energy Equip. & Svs.)		5.750%	10/01/2044	10,000	10,174
Nabors Industries, Inc. (Energy Equip. & Svs.)		5.000%	09/15/2020	30,000	32,902
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.450%	07/15/2024	46,000	45,287
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2044	33,000	31,924
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	126,000	129,622
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	46,000	49,234
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	123,000	124,230
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	64,000	69,120
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	39,000	39,300
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	103,000	108,794
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		3.800%	06/01/2024	17,000	16,690
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.900%	06/01/2044	9,000	8,808
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.950%	04/01/2022	58,000	63,226
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		3.875%	03/15/2023	21,000	21,069
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	18,000	19,867
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2.250%	12/15/2018	51,000	50,945
El Paso Pipeline Partners Operating Co. LLC (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	28,000	30,272
El Paso Pipeline Partners Operating Co. LLC (Oil, Gas & Consumable Fuels)		4.300%	05/01/2024	14,000	13,978
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	15,000	15,600
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.400%	04/01/2024	51,000	53,049
EnLink Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.600%	04/01/2044	32,000	35,136
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.875%	02/15/2023	53,000	60,287
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2043	27,000	25,054
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		7.750%	01/15/2032	21,000	25,883
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	20,000	22,521
NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.125%	07/15/2019	27,000	26,561
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.950%	09/15/2015	37,000	38,076
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	28,000	30,096
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	51,000	56,893
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2019	55,000	56,512
					1,321,167
FINANCIALS - 6.4%
Goldman Sachs Capital I		6.345%	02/15/2034	37,000	42,183
Abbey National Treasury Services PLC (Banks)		4.000%	03/13/2024	66,000	67,042
Bank of America Corp. (Banks)		2.650%	04/01/2019	56,000	55,934
Bank of America Corp. (Banks)		4.200%	08/26/2024	31,000	30,729
CIT Group, Inc. (Banks)	(b)	6.625%	04/01/2018	6,000	6,457
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	31,000	32,453
CIT Group, Inc. (Banks)		4.250%	08/15/2017	50,000	50,625
CIT Group, Inc. (Banks)		5.000%	08/01/2023	24,000	23,880
CIT Group, Inc. (Banks)		3.875%	02/19/2019	20,000	19,700
Royal Bank of Scotland Group PLC (Banks)		6.000%	12/19/2023	81,000	85,088
Royal Bank of Scotland Group PLC (Banks)		6.100%	06/10/2023	47,000	49,723
Royal Bank of Scotland Group PLC (Banks)		2.550%	09/18/2015	37,000	37,557
SVB Financial Group (Banks)		5.375%	09/15/2020	24,000	26,923
Ameriprise Financial, Inc. (Capital Markets)	(d)	7.518%	06/01/2066	51,000	55,845
Credit Suisse (Capital Markets)		5.400%	01/14/2020	14,000	15,638
E*TRADE Financial Corp. (Capital Markets)		6.375%	11/15/2019	82,000	86,510
Goldman Sachs Group, Inc. / The (Capital Markets)		2.375%	01/22/2018	66,000	66,664
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	35,000	36,649
Morgan Stanley (Capital Markets)		5.000%	11/24/2025	30,000	31,424
Morgan Stanley (Capital Markets)		4.350%	09/08/2026	53,000	52,227
Morgan Stanley (Capital Markets)		1.750%	02/25/2016	66,000	66,723
Morgan Stanley (Capital Markets)		2.375%	07/23/2019	84,000	82,709
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	5,000	5,225
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	80,000	85,400
Raymond James Financial, Inc. (Capital Markets)		4.250%	04/15/2016	17,000	17,820
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	66,000	74,519
Stifel Financial Corp. (Capital Markets)		4.250%	07/18/2024	21,000	21,168
American Express Co. (Consumer Finance)	(d)	6.800%	09/01/2066	95,000	101,650
Ford Motor Credit Co. LLC (Consumer Finance)		8.125%	01/15/2020	138,000	172,630
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	29,000	29,105
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	82,000	82,133
GE Capital Trust I (Diversified Financial Svs.)	(d)	6.375%	11/15/2067	154,000	166,705
Voya Financial, Inc. (Diversified Financial Svs.)	(d)	5.650%	05/15/2053	14,000	14,140
Primerica, Inc. (Insurance)		4.750%	07/15/2022	51,000	55,384
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.600%	04/01/2022	37,000	38,911
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		2.750%	01/15/2020	24,000	23,815
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.500%	07/30/2029	24,000	24,078
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership (Real Estate Investment Trusts)		7.750%	03/15/2020	25,000	29,765
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership (Real Estate Investment Trusts)		5.000%	08/15/2018	30,000	32,359
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	25,000	25,586
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		8.750%	04/01/2019	2,000	2,135
					2,025,211
HEALTH CARE - 0.5%
Fresenius Medical Care U.S. Finance II, Inc. (Health Care Providers & Svs.)	(b)	5.875%	01/31/2022	30,000	31,950
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	15,000	14,700
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	37,000	40,700
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	37,000	42,769
Forest Laboratories, Inc. (Pharmaceuticals)	(b)	4.375%	02/01/2019	35,000	36,883
					167,002
INDUSTRIALS - 1.1%
Exelis, Inc. (Aerospace & Defense)		5.550%	10/01/2021	9,000	9,595
Exelis, Inc. (Aerospace & Defense)		4.250%	10/01/2016	15,000	15,789
Southwest Airlines Co. (Airlines)		5.125%	03/01/2017	19,000	20,520
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	37,000	36,353
Ingersoll-Rand Global Holding Co. Ltd. (Machinery)		4.250%	06/15/2023	22,000	23,119
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	95,000	107,146
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	12,000	12,952
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	30,000	30,955
JB Hunt Transport Services, Inc. (Road & Rail)		3.375%	09/15/2015	27,000	27,691
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	25,000	26,072
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	37,000	38,122
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	14,000	13,939
					362,253
INFORMATION TECHNOLOGY - 1.3%
Motorola Solutions, Inc. (Communications Equip.)		4.000%	09/01/2024	50,000	48,919
Seagate HDD Cayman (Computers & Peripherals)		4.750%	06/01/2023	12,000	12,150
Seagate HDD Cayman (Computers & Peripherals)	(b)	4.750%	01/01/2025	87,000	87,000
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		4.750%	11/15/2014	36,000	36,179
Amphenol Corp. (Electronic Equip., Instr. & Comp.)		3.125%	09/15/2021	15,000	14,991
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3.750%	09/01/2016	19,000	19,864
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	03/15/2022	5,000	5,275
Fidelity National Information Services, Inc. (IT Svs.)		3.875%	06/05/2024	17,000	17,034
Fiserv, Inc. (IT Svs.)		3.125%	10/01/2015	17,000	17,383
National Semiconductor Corp. (Semiconductors & Equip.)		6.600%	06/15/2017	27,000	30,815
National Semiconductor Corp. (Semiconductors & Equip.)		3.950%	04/15/2015	51,000	51,985
Xilinx, Inc. (Semiconductors & Equip.)		2.125%	03/15/2019	37,000	36,818
Autodesk, Inc. (Software)		3.600%	12/15/2022	30,000	29,644
					408,057
MATERIALS - 0.5%
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	37,000	37,278
Ashland, Inc. (Chemicals)		6.875%	05/15/2043	15,000	15,713
Sherwin-Williams Co. / The (Chemicals)		3.125%	12/15/2014	20,000	20,115
Hanson Ltd. (Construction Materials)		6.125%	08/15/2016	25,000	26,875
Martin Marietta Materials, Inc. (Construction Materials)	(b)	4.250%	07/02/2024	17,000	17,280
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	11,000	11,039
FMG Resources (August 2006) Proprietary Ltd. (Metals & Mining)	(b)	8.250%	11/01/2019	24,000	24,900
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.125%	10/01/2021	12,000	12,180
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.500%	10/01/2024	6,000	6,045
					171,425
TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		5.150%	09/15/2023	22,000	24,351
Verizon Communications, Inc. (Diversified Telecom. Svs.)		6.400%	09/15/2033	18,000	21,941
Verizon Communications, Inc. (Diversified Telecom. Svs.)	(b)	2.625%	02/21/2020	44,000	43,513
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.250%	09/15/2021	30,000	31,313
					121,118
UTILITIES - 0.2%
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	15,000	15,881
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	37,000	36,883
American Water Capital Corp. (Water Utilities)		3.400%	03/01/2025	12,000	11,979
					64,743
Total Corporate Bonds (Cost $5,622,388)					$5,398,633

Preferred Stocks - 0.7%			Rate	Shares	Value
FINANCIALS - 0.7%
Citigroup Capital XIII (Banks)	(e)		7.875%	200	$5,384
Citigroup, Inc. Series B (Banks)	(e)		5.900%	30,000	29,325
Wells Fargo & Co. (Banks)	(e)		6.625%	750	20,738
Zions Bancorporation (Banks)	(e)		5.800%	25,000	23,937
Charles Schwab Corp. Series A / The (Capital Markets)	(e)		7.000%	30,000	35,119
Morgan Stanley (Capital Markets)	(e)		7.125%	1,600	43,056
Ally Financial, Inc. (Consumer Finance)	(b)		7.000%	24	24,142
Discover Financial Services (Consumer Finance)			6.500%	1,200	30,252
Total Preferred Stocks (Cost $213,971)					$211,953

Asset-Backed / Commercial Mortgage-Backed Securities - 1.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Applebee's / IHOP Funding, LLC	(b)	4.277%	09/05/2044	$92,000	$91,293
CKE Restaurant Holdings, Inc.	(b)	4.474%	03/20/2043	48,875	49,403
Hilton U.S.A. Trust 2013-HLT	(b)	5.609%	11/05/2030	150,000	152,904
					293,600
FINANCIALS - 0.8%
AmeriCredit Automobile Receivables Trust 2012-4		2.680%	10/09/2018	100,000	101,229
COMM 2007-C9 Mortgage Trust		5.650%	12/10/2049	10,000	10,742
Commercial Mortgage Trust 2007-GG11		5.867%	12/10/2049	100,000	109,346
LB-UBS Commercial Mortgage Trust 2007-C2		5.493%	02/15/2040	10,000	10,649
Wachovia Bank Commercial Mortgage Trust Series 2007-C33		6.140%	02/15/2051	25,621	26,737
					258,703
Total Asset-Backed / Commercial Mortgage-Backed Securities (Cost $558,228)					$552,303

U.S. Treasury Obligations - 7.4%				Face Amount	Value
U.S. Treasury Note		0.500%	08/31/2016	$332,000	$331,656
U.S. Treasury Note		0.875%	01/31/2017	63,000	63,128
U.S. Treasury Note		0.875%	02/28/2017	5,000	5,006
U.S. Treasury Note		0.750%	06/30/2017	127,000	126,181
U.S. Treasury Note		0.875%	07/15/2017	10,000	9,968
U.S. Treasury Note		0.750%	10/31/2017	13,000	12,840
U.S. Treasury Note		0.750%	12/31/2017	17,000	16,732
U.S. Treasury Note		0.875%	01/31/2018	8,000	7,896
U.S. Treasury Note		0.750%	03/31/2018	28,000	27,431
U.S. Treasury Note		1.375%	07/31/2018	162,000	161,405
U.S. Treasury Note		1.500%	08/31/2018	166,000	165,974
U.S. Treasury Note		1.375%	09/30/2018	554,000	550,733
U.S. Treasury Note		1.250%	10/31/2018	109,000	107,659
U.S. Treasury Note		1.625%	07/31/2019	94,000	93,446
U.S. Treasury Note		1.750%	05/15/2023	29,000	27,499
U.S. Treasury Note		2.500%	08/15/2023	107,000	107,685
U.S. Treasury Note		2.750%	11/15/2023	195,000	199,951
U.S. Treasury Note		2.500%	05/15/2024	73,000	73,077
U.S. Treasury Note		2.375%	08/15/2024	5,000	4,944
U.S. Treasury Note		3.750%	11/15/2043	138,000	152,576
U.S. Treasury Note		3.625%	02/15/2044	22,000	23,784
U.S. Treasury Note		3.375%	05/15/2044	94,000	97,070
Total U.S. Treasury Obligations (Cost $2,366,195)					$2,366,641

U.S. Government Agency Mortgage-Backed Securities - 6.4%				Face Amount	Value
Fannie Mae Pool		5.500%	04/01/2040	$396,304	$444,481
Fannie Mae Pool		5.500%	05/01/2041	10,304	11,483
Fannie Mae Pool		4.000%	06/01/2042	17,775	18,798
Fannie Mae Pool		3.500%	07/01/2042	42,274	43,426
Fannie Mae Pool		4.000%	07/01/2042	137,086	144,979
Fannie Mae Pool		4.000%	08/01/2042	8,133	8,601
Fannie Mae Pool		4.000%	09/01/2042	9,928	10,499
Fannie Mae Pool		4.500%	02/01/2043	187,473	203,173
Fannie Mae Pool		4.000%	08/01/2043	24,345	25,745
Fannie Mae Pool		3.500%	04/01/2044	300,693	308,889
Fannie Mae Pool		3.500%	05/01/2044	56,101	57,716
Fannie Mae Pool		4.000%	06/01/2044	188,166	198,995
Fannie Mae Pool		4.000%	07/01/2044	55,916	59,411
Fannie Mae Pool		4.000%	08/01/2044	88,402	93,547
Fannie Mae Pool		4.000%	08/01/2044	35,454	37,437
Freddie Mac Gold Pool		3.500%	07/01/2029	94,040	98,855
Freddie Mac Gold Pool		4.500%	09/01/2044	91,676	100,357
Ginnie Mae I Pool		5.000%	05/15/2040	139,212	155,128
Ginnie Mae II Pool		5.500%	11/20/2037	7,893	8,823
Ginnie Mae II Pool		5.500%	05/20/2042	11,366	12,898
Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,033,909)					$2,043,241

Purchased Options - 5.9%				Contracts (g)	Value
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $185.00				75	$131,662
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $190.00				148	292,448
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $195.00				99	215,672
SPDR S&P 500 ETF Trust Put Option
Expiration: December 2016, Exercise Price: $200.00				122	293,166
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $185.00				75	194,250
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $190.00				148	335,516
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $195.00				94	187,718
SPDR S&P 500 ETF Trust Call Option
Expiration: December 2016, Exercise Price: $200.00				122	210,572
Total Purchased Options (Cost $1,742,483)					$1,861,004

Other - 0.2%			Rate	Shares	Value
FINANCIALS - 0.2%
Bank of America Corp. (Banks) (Preferred Stock Depository Receipts)	(f)		8.000%	30,000	$32,499
Goldman Sachs Group, Inc. / The (Capital Markets) (Preferred Stock Depository Receipts)	(f)		5.700%	30,000	30,583
Total Other (Cost $64,643)					$63,082

Money Market Funds - 14.9%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				2,000,000	$2,000,000
First American Prime Obligations Fund - Class Z				742,000	742,000
Short-Term Investments Trust - STIC Prime Portfolio				2,000,000	2,000,000
Total Money Market Funds (Cost $4,742,000)					$4,742,000

Total Investments - 97.3% (Cost $30,709,433)	(h)				$30,956,489
Other Assets in Excess of Liabilities - 2.7%					862,337
Net Assets - 100.0%					$31,818,826

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2014, the value of these securities totaled $1,048,305, or 3.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
    (c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $421,448, or 1.3% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2014.
(e) Security is a variable rate preferred stock in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2014.
(f) Security is a depository receipt in which each share represents a 1/25th interest in a share of the corresponding perpetual non-cumulative variable rate preferred stock. The dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at September 30, 2014.
(g) 100 shares per contract.
(h) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
Futures contracts outstanding at September 30, 2014:

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	10-Year U.S. Treasury Note	December 19, 2014	148	$18,446,813	$18,535,803	$(88,990)	$-
Long	S&P 500 E-mini	December 19, 2014	32	$3,144,800	$3,165,489	$(20,689)	$-
						$(109,679)	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2014 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio (Date of inception and commencement of operations: May 1, 2014) – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	20,000,000	Strategic Value	65,000,000
Money Market	55,000,000	High Income Bond	50,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	40,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	30,000,000
International Small-Mid Company	10,000,000	Balanced	35,000,000
Aggressive Growth	10,000,000	Target VIP	10,000,000
Small Cap Growth	10,000,000	Bristol Growth	25,000,000
Mid Cap Opportunity	10,000,000	Risk Managed Balanced	15,000,000
S&P 500® Index	35,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedules of Investments:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2014:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$226,930,548	$-	$-
	Money Market Funds	719,000	-	-
		$227,649,548	$-	$-

Money Market *	Commercial Paper**	$-	$131,996,581	$-
	Money Market Funds	30,000,000	-	-
		$30,000,000	$131,996,581	$-

Bond	Corporate Bonds**	$-	$144,794,438	$-
	Money Market Funds	2,429,000	-	-
		$2,429,000	$144,794,438	$-

Omni	Common Stocks**	$27,706,870	$-	$-
	Corporate Bonds**	-	7,425,363	-
	U.S. Treasury Obligations	-	797,195	-
	Money Market Funds	343,000	-	-
		$28,049,870	$8,222,558	$-

International	Common Stocks**	$29,699,023	$130,048,858	$-
	U.S. Treasury Obligations	-	1,159,977	-
	Money Market Funds	8,625,809	-	-
		$38,324,832	$131,208,835	$-

	Foreign currency contracts	$986,126	$-	$-
	Futures contracts	$(174,077)	$-	$-

Capital Appreciation	Common Stocks**	$125,877,502	$5,590,140	$-
	Money Market Funds	5,758,000	-	-
		$131,635,502	$5,590,140	$-

International Small-Mid Company	Common Stocks**	$9,414,431	$56,669,542	$-
	Money Market Funds	3,384,895	-	-
		$12,799,326	$56,669,542	$-

Aggressive Growth	Common Stocks**	$35,923,723	$606,486	$-
	Money Market Funds	1,358,000	-	-
		$37,281,723	$606,486	$-

Small Cap Growth	Common Stocks**	$152,817,708	$999,134	$-
	Money Market Funds	594,000	-	-
		$153,411,708	$999,134	$-

Mid Cap Opportunity	Common Stocks**	$82,273,955	$-	$-
	Money Market Funds	194,000	-	-
		$82,467,955	$-	$-

S&P 500® Index	Common Stocks**	$340,028,870	$-	$-
	Exchange Traded Funds	14,988,297	-	-
		$355,017,167	$-	$-

Strategic Value	Common Stocks**	$260,234,564	$68,216,595	$-
	Money Market Funds	75,661,000	-	-
		$335,895,564	$68,216,595	$-

High Income Bond	Corporate Bonds**	$-	$231,004,892	$-
	Common Stocks**	149,447	-	11,724
	Warrants**	156,638	-	-
	Money Market Funds	60,374,000	-	-
		$60,680,085	$231,004,892	$11,724

Capital Growth	Common Stocks**	$71,545,976	$-	$-
	Money Market Funds	941,000	-	-
		$72,486,976	$-	$-

Nasdaq-100® Index	Common Stocks**	$107,948,274	$-	$-
	Exchange Traded Funds	3,807,367	-	-
		$111,755,641	$-	$-

Bristol	Common Stocks**	$229,310,427	$-	$-
	Money Market Funds	2,916,000	-	-
		$232,226,427	$-	$-

Bryton Growth	Common Stocks**	$166,765,298	$-	$-
	Money Market Funds	4,642,000	-	-
		$171,407,298	$-	$-

Balanced	Common Stocks**	$392,467,087	$-	$-
	Corporate Bonds**	-	120,735,463	-
	Preferred Stocks**	11,936,220	-	-
	U.S. Treasury Obligations	-	90,335,916	-
	Closed-End Mutual Funds	20,033,615	-	-
	Purchased Options	1,062,500	-	-
	Money Market Funds	3,753,000	-	-
		$429,252,422	$211,071,379	$-

	Written Options	$587,700	$-	$-

Target VIP	Common Stocks**	$52,539,414	$-	$-
	Money Market Funds	678,000	-	-
		$53,217,414	$-	$-

Bristol Growth	Common Stocks**	$122,032,551	$-	$-
	Money Market Funds	1,125,000	-	-
		$123,157,551	$-	$-

Risk Managed Balanced	Common Stocks**	$13,296,184	$421,448	$-
	Corporate Bonds**	-	5,398,633	-
	Preferred Stocks**	211,953	-	-
	Asset-Backed / Commercial Mortgage-Backed Securities**	-	552,303	-
	U.S. Treasury Obligations	-	2,366,641	-
	U.S. Government Agency Mortgage-Backed Securities	-	2,043,241	-
	Purchased Options	1,861,004	-	-
	Other**	63,082	-	-
	Money Market Funds	4,742,000	-	-
		$20,174,223	$10,782,266	$-

	Futures contracts	$(109,679)	$-	$-

* At September 30, 2014, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Small-Mid Company Portfolio, there was one transfer of a security, which was reported in the Level 2 pricing category at December 31, 2013, to Level 1 at September 30, 2014. The security was that Portfolio’s holding of Brilliance China Automotive Holdings Ltd. common stock. The fair valuation service provider reported that security as not meeting the minimum predictability threshold to be fair valued at September 30, 2014, and was not fair valued in the current period, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $605,931 and $1,089,391 at September 30, 2014 and December 31, 2013, respectively.

Also, in the International Small-Mid Company Portfolio, there were three transfers of securities, which were each reported in the Level 1 pricing category at December 31, 2013, to Level 2 at September 30, 2014. These securities were that Portfolio’s holdings of Countrywide PLC, Vectura Group PLC and Nexteer Automotive Group Ltd. common stocks. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2013, and were not fair valued in the prior period, whereas in the current period, the securities met the threshold to be fair valued. The aggregate value of these holdings were $1,457,065 and $1,329,479 at September 30, 2014 and December 31, 2013, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the nine-month period ended September 30, 2014:

High Income Bond

Beginning Balance - December 31, 2013	$-
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	(3,523)
Issuances	15,247
Settlements	-
Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	-
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-
Ending Balance – September 30, 2014	$11,724

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(3,523)

The following table present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2014:

	Ending Balance at
High Income Bond	September 30, 2014	Valuation Technique Used	Unobservable inputs	Input Values
Common Stock	$11,724	Value of claim on the	Net enterprise value	$187,750
		enterprise value of	Share class claim on value	25%
		underlying company	# of share class total shares	24,990

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on Schedules of Investments.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options associated with the S&P 500 Index during the nine-month period ended September 30, 2014 .. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in segregated accounts at the Portfolio’s custodian. Such collateral holdings are restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedules of Investments. Written and purchased options are non-income producing securities.

The Risk Managed Balanced Portfolio also purchased call and put options associated with the S&P 500 Index during the nine-month period ended September 30, 2014. These instruments were used by the Portfolio to provide for the Portfolio’s stated risk management strategy.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At September 30, 2014, there was one outstanding futures contract in the International Portfolio. Details of this contract are noted in that Portfolio’s Schedule of Investments. A portion of the International Portfolio’s holdings of U.S. Treasury Bills, as noted on the Portfolio’s Schedule of Investments, were pledged at September 30, 2014 as collateral for this contract. The cost and value of the amount pledged at September 30, 2014 were $374,993 and $374,993 respectively.

This futures contract was executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the nine-month period ended September 30, 2014. Those contracts were executed for similar purposes as the contract outstanding at September 30, 2014.

At September 30, 2014, there were also outstanding futures contracts in the Risk Managed Balanced Portfolio. Details of those contracts are noted in that Portfolio’s Schedule of Investments. A portion of Risk Managed Balanced Portfolio’s cash holdings, totaling $ 473,013, was pledged at September 30, 2014 as collateral for this contract. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the period from May 1, 2014 to September 30, 2014. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2014.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

As noted in the International Portfolio’s Schedule of Investments, foreign currency contracts were executed to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within Great Britain. The Portfolio executed contracts to buy the British Pound to mitigate the effects that volatility in that currency’s exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in equity investments within Japan and executed contracts to sell the Japanese Yen in order to mitigate the effect that volatility in that currency’s exchange rate might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the period for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as investment over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. Under certain of the ISDA Master Agreements in place at September 30, 2014, the Portfolios are subject to master netting agreements (“MNA”) that allows for amounts owed between each Portfolio and the counterparty to their transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNAs do not apply to amounts owed to or from different counterparties; further, certain of the MNAs limit offsetting for forward foreign currency contracts to amounts owed in the same currency and on the same exchange date.

For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. At September 30, 2014, there were no derivative holdings subject to netting arrangements.

(3)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2014 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	International Small- Mid Company
Gross unrealized:
Appreciation	$59,126,154	$7,744,492	$2,984,818	$28,307,342	$28,433,252	$14,265,845
Depreciation	(2,127,692)	(909,873)	(798,523)	(9,385,976)	(2,490,840)	(2,554,478)
Net unrealized:
Appreciation (Depreciation)	$56,998,462	$6,834,619	$2,186,295	$18,921,366	$25,942,412	$11,711,367
Aggregate cost of securities:	$170,651,086	$140,388,819	$34,086,133	$150,612,301	$111,283,230	$57,757,501

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 ® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$6,765,448	$9,993,336	$15,808,180	$130,871,081	$37,503,195	$5,381,957
Depreciation	(199,561)	(6,399,992)	(1,907,540)	(6,953,224)	(6,488,143)	(3,424,862)
Net unrealized:
Appreciation (Depreciation)	$6,565,887	$3,593,344	$13,900,640	$123,917,857	$31,015,052	$1,957,095
Aggregate cost of securities:	$31,322,322	$150,817,498	$68,567,315	$231,099,310	$373,097,107	$289,739,606

	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$14,363,261	$44,832,166	$20,973,436	$7,974,181	$21,547,583	$6,435,969
Depreciation	(3,989,444)	(1,293,499)	(6,085,068)	(14,179,391)	(8,798,697)	(2,161,264)
Net unrealized:
Appreciation (Depreciation)	$10,373,817	$43,538,667	$14,888,368	$(6,205,210)	$12,748,886	$4,274,705
Aggregate cost of securities:	$62,113,159	$68,216,974	$217,338,059	$177,612,508	$627,574,914	$48,942,709

	Bristol Growth	Risk Managed Balanced
Gross unrealized:
Appreciation	$12,865,888	$752,374
Depreciation	(2,424,775)	(811,048)
Net unrealized:
Appreciation (Depreciation)	$10,441,113	$(58,674)
Aggregate cost of securities:	$112,716,438	$31,015,163

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the Target VIP Portfolio in exchange for shares of the Target VIP Portfolio (“the reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 20, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess the litigation and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date   November 24, 2014

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date   November 24, 2014